UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                811-21054

          BlackRock Florida Municipal Bond Trust
(Exact name of registrant as specified in charter)
100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:          August 31, 2006

Date of reporting period:          February 28, 2006

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME           LIQUIDITY           EQUITIES           ALTERNATIVES           BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

FEBRUARY 28, 2006 (UNAUDITED)

BlackRock Insured Municipal Income Trust (BYM)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Trust II (BLE)

BlackRock California Insured Municipal Income Trust (BCK)

BlackRock California Municipal Bond Trust (BZA)

BlackRock California Municipal Income Trust II (BCL)

BlackRock Florida Insured Municipal Income Trust (BAF)

BlackRock Florida Municipal Bond Trust (BIE)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trusts’ Summaries	2

Portfolios of Investments	16

Financial Statements

Statements of Assets and Liabilities	47

Statements of Operations	50

Statements of Changes in Net Assets	53

Financial Highlights	59

Notes to Financial Statements	73

Dividend Reinvestment Plans	78

Additional Information	78

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

February 28, 2006

Dear Shareholder:

     We are pleased to report that during the semi-annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of February 28, 2006.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[1]	Price	NAV

BlackRock Insured Municipal Income Trust (BYM)	5.14%	7.91%	$14.23	$15.51

BlackRock Municipal Bond Trust (BBK)	6.04	9.30	17.15	16.37

BlackRock Municipal Income Trust II (BLE)	6.02	9.26	16.69	15.71

BlackRock California Insured Municipal Income Trust (BCK)	4.90	7.54	14.20	15.28

BlackRock California Municipal Bond Trust (BZA)	5.77	8.88	16.56	16.20

BlackRock California Municipal Income Trust II (BCL)	5.31	8.16	14.81	15.63

BlackRock Florida Insured Municipal Income Trust (BAF)	5.00	8.69	13.91	15.19

BlackRock Florida Municipal Bond Trust (BIE)	5.52	6.34	16.90	16.25

BlackRock Maryland Municipal Bond Trust (BZM)	4.98	8.35	17.20	16.06

BlackRock New Jersey Municipal Bond Trust (BLJ)	5.61	8.63	16.82	16.29

BlackRock New York Insured Municipal Income Trust (BSE)	4.89	7.52	14.23	15.35

BlackRock New York Municipal Bond Trust (BQH)	5.55	8.53	16.68	16.08

BlackRock New York Municipal Income Trust II (BFY)	4.95	7.61	14.37	15.41

BlackRock Virginia Municipal Bond Trust (BHV)	4.90	7.54	17.73	16.35

1 Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%. Past performance does not guarantee future results.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of December 31, 2005, BlackRock and its affiliates managed over $25 billion in municipal bonds, including seven open-end and 38 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock Insured Municipal Income Trust (BYM)

Trust Information

Symbol on New York Stock Exchange:	BYM

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/06:	$14.23

Net Asset Value as of 2/28/06:	$15.51

Yield on Closing Market Price as of 2/28/06 ($14.23):[1]	5.14%

Current Monthly Distribution per Common Share:[2]	$0.061

Current Annualized Distribution per Common Share:[2]	$0.732

Leverage as of 2/28/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 This distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$14.23	$15.43	(7.78)%	$15.79	$13.03

NAV	$15.51	$15.61	(0.64)%	$15.61	$14.96

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Transportation	28%	28%

Water & Sewer	21	21

City, County & State	10	13

Education	10	7

Tax Revenue	8	4

Power	7	6

Tobacco	6	5

Hospitals	4	4

Industrial & Pollution Control	3	3

Lease Revenue	3	6

Resource Recovery	—	3

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	92%	87%

A	1	4

BBB/Baa	7	7

BB/Ba	—	2

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock Municipal Bond Trust (BBK)

Trust Information

Symbol on New York Stock Exchange:	BBK

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/06:	$17.15

Net Asset Value as of 2/28/06:	$16.37

Yield on Closing Market Price as of 2/28/06 ($17.15):[1]	6.04%

Current Monthly Distribution per Common Share:[2]	$0.086375

Current Annualized Distribution per Common Share:[2]	$1.036500

Leverage as of 2/28/06:[3]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$17.15	$17.18	(0.17)%	$17.38	$15.17

NAV	$16.37	$16.36	0.06%	$16.37	$15.72

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Hospitals	20%	19%

Industrial & Pollution Control	18	15

City, County & State	15	14

Housing	14	13

Transportation	8	10

Tax Revenue	8	7

Power	4	3

Education	4	3

Water & Sewer	3	3

Lease Revenue	3	10

Tobacco	3	3

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	35%	36%

AA/Aa	7	2

A	19	21

BBB/Baa	20	26

BB/Ba	6	4

B	6	5

Not Rated	7	6

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock Municipal Income Trust II (BLE)

Trust Information

Symbol on American Stock Exchange:	BLE

Initial Offering Date:	July 30, 2002

Closing Market Price as of 2/28/06:	$16.69

Net Asset Value as of 2/28/06:	$15.71

Yield on Closing Market Price as of 2/28/06 ($16.69):[1]	6.02%

Current Monthly Distribution per Common Share:[2]	$0.08375

Current Annualized Distribution per Common Share:[2]	$1.00500

Leverage as of 2/28/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$16.69	$15.73	6.10%	$16.82	$15.00

NAV	$15.71	$15.75	(0.25)%	$15.75	$15.11

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Hospitals	23%	22%

Industrial & Pollution Control	22	17

City, County & State	14	14

Transportation	10	9

Housing	8	7

Tax Revenue	8	8

Water & Sewer	5	4

Power	4	3

Tobacco	4	4

Lease Revenue	1	11

Education	1	1

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	30%	30%

AA/Aa	10	7

A	12	18

BBB/Baa	25	23

BB/Ba	4	4

B	4	4

CCC/Caa	2	2

Not Rated[6]	13	12

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2006 and August 31, 2005, the market value of these securities was $16,077,892 representing 3.1% and $13,031,133 representing 2.3%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock California Insured Municipal Income Trust (BCK)

Trust Information

Symbol on the New York Stock Exchange:	BCK

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/06:	$14.20

Net Asset Value as of 2/28/06:	$15.28

Yield on Closing Market Price as of 2/28/06 ($14.20):[1]	4.90%

Current Monthly Distribution per Common Share:[2]	$0.058

Current Annualized Distribution per Common Share:[2]	$0.696

Leverage as of 2/28/06:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$14.20	$16.08	(11.69)%	$16.28	$13.04

NAV	$15.28	$15.22	0.39%	$15.28	$14.54

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Education	31%	23%

Water & Sewer	29	33

City, County & State	12	12

Power	10	10

Lease Revenue	9	13

Transportation	5	5

Hospitals	2	2

Housing	2	2

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	98%	92%

A	2	8

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock California Municipal Bond Trust (BZA)

Trust Information

Symbol on New York Stock Exchange:	BZA

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/06:	$16.56

Net Asset Value as of 2/28/06:	$16.20

Yield on Closing Market Price as of 2/28/06 ($16.56):[1]	5.77%

Current Monthly Distribution per Common Share:[2]	$0.079656

Current Annualized Distribution per Common Share:[2]	$0.955872

Leverage as of 2/28/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$16.56	$16.33	1.41%	$16.75	$14.70

NAV	$16.20	$16.19	0.06%	$16.21	$15.61

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Education	26%	26%

Hospitals	21	23

Housing	14	14

Lease Revenue	11	12

City, County & State	9	8

Transportation	8	7

Industrial & Pollution Control	4	3

Tobacco	4	4

Water & Sewer	3	3

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	31%	28%

AA/Aa	10	10

A	30	32

BBB/Baa	21	20

B	2	2

Not Rated	6	8[6]

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005, the market value of these securities was $4,431,304 representing 5.3% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock California Municipal Income Trust II (BCL)

Trust Information

Symbol on American Stock Exchange:	BCL

Initial Offering Date:	July 30, 2002

Closing Market Price as of 2/28/06:	$14.81

Net Asset Value as of 2/28/06:	$15.63

Yield on Closing Market Price as of 2/28/06 ($14.81):[1]	5.31%

Current Monthly Distribution per Common Share:[2]	$0.0655

Current Annualized Distribution per Common Share:[2]	$0.7860

Leverage as of 2/28/06:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$14.81	$14.26	3.86%	$14.81	$13.18

NAV	$15.63	$15.52	0.71%	$15.63	$14.94

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

City, County & State	22%	24%

Lease Revenue	13	13

Transportation	12	12

Hospitals	12	12

Education	12	11

Tobacco	9	9

Water & Sewer	6	4

Housing	5	9

Power	5	4

Industrial & Pollution Control	4	2

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	47%	40%

AA/Aa	4	4

A	20	20

BBB/Baa	13	14

B	1	1

Not Rated	15	21[6]

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005, the market value of these securities was $4,280,829 representing 2.2% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock Florida Insured Municipal Income Trust (BAF)

Trust Information

Symbol on New York Stock Exchange:	BAF

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/06:	$13.91

Net Asset Value as of 2/28/06:	$15.19

Yield on Closing Market Price as of 2/28/06 ($13.91):[1]	5.00%

Current Monthly Distribution per Common Share:[2]	$0.0580

Current Annualized Distribution per Common Share:[2]	$0.6960

Leverage as of 2/28/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$13.91	$15.30	(9.08)%	$15.50	$12.96

NAV	$15.19	$15.26	(0.46)%	$15.26	$14.73

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Tax Revenue	24%	24%

City, County & State	21	21

Education	16	16

Power	12	12

Transportation	9	9

Hospitals	7	7

Water & Sewer	5	5

Tobacco	5	5

Housing	1	1

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	83%	83%

AA/Aa	3	3

A	5	4

BBB/Baa	5	6

Not Rated[6]	4	4

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2006 and August 31, 2005, the market value of these securities was $4,452,642 representing 2.2% and $5,029,809 representing 2.4%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock Florida Municipal Bond Trust (BIE)

Trust Information

Symbol on New York Stock Exchange:	BIE

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/06:	$16.90

Net Asset Value as of 2/28/06:	$16.25

Yield on Closing Market Price as of 2/28/06 ($16.90):[1]	5.52%

Current Monthly Distribution per Common Share:[2]	$0.077808

Current Annualized Distribution per Common Share:[2]	$0.933696

Leverage as of 2/28/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$16.90	$15.95	5.96%	$17.00	$14.68

NAV	$16.25	$16.31	(0.37)%	$16.31	$15.83

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Hospitals	27%	27%

Tax Revenue	17	17

City, County & State	15	17

Power	10	10

Education	7	7

Water & Sewer	7	7

Housing	7	7

Lease Revenue	4	3

Transportation	4	3

Industrial & Pollution Control	2	2

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	37%	38%

AA/Aa	17	17

A	22	22

BBB/Baa	9	8

BB/Ba	2	2

Not Rated[6]	13	13

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2006 and August 31, 2005, the market value of these securities was $1,691,896 representing 2.2% and $2,831,177 representing 3.4%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock Maryland Municipal Bond Trust (BZM)

Trust Information

Symbol on American Stock Exchange:	BZM

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/06:	$17.20

Net Asset Value as of 2/28/06:	$16.06

Yield on Closing Market Price as of 2/28/06 ($17.20):[1]	5.43%

Current Monthly Distribution per Common Share:[2]	$0.07135

Current Annualized Distribution per Common Share:[2]	$0.8562

Leverage as of 2/28/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$17.20	$15.96	7.77%	$17.80	$15.60

NAV	$16.06	$16.11	(0.31)%	$16.11	$15.73

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Education	21%	21%

City, County & State	21	18

Hospitals	17	18

Water & Sewer	12	12

Transportation	9	9

Lease Revenue	7	8

Housing	5	5

Power	4	5

Tobacco	4	4

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	38%	34%

AA/Aa	8	9

A	30	35

BBB/Baa	14	14

Not Rated	10	8[6]

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005, the market value of these securities was $1,043,280 representing 2.2% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock New Jersey Municipal Bond Trust (BLJ)

Trust Information

Symbol on American Stock Exchange:	BLJ

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/06:	$16.82

Net Asset Value as of 2/28/06:	$16.29

Yield on Closing Market Price as of 2/28/06 ($16.82):[1]	5.61%

Current Monthly Distribution per Common Share:[2]	$0.078582

Current Annualized Distribution per Common Share:[2]	$0.942984

Leverage as of 2/28/06:[3]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$16.82	$15.98	5.26%	$17.70	$15.13

NAV	$16.29	$16.26	0.18%	$16.29	$15.77

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Hospitals	28%	28%

Housing	13	8

Transportation	11	11

City, County & State	10	14

Education	9	9

Tobacco	8	8

Tax Revenue	7	7

Industrial & Pollution Control	6	6

Lease Revenue	4	5

Power	4	4

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	30%	25%

A	19	23

BBB/Baa	42	43

B	4	4

Not Rated	5	5

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock New York Insured Municipal Income Trust (BSE)

Trust Information

Symbol on New York Stock Exchange:	BSE

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/06:	$14.23

Net Asset Value as of 2/28/06:	$15.35

Yield on Closing Market Price as of 2/28/06 ($14.23):[1]	4.89%

Current Monthly Distribution per Common Share:[2]	$0.058

Current Annualized Distribution per Common Share:[2]	$0.696

Leverage as of 2/28/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$14.23	$15.35	(7.30)%	$15.76	$13.08

NAV	$15.35	$15.30	0.33%	$15.35	$14.79

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Transportation	31%	30%

Education	31	29

Hospitals	14	17

Tobacco	12	12

Tax Revenue	9	8

Water & Sewer	2	2

Housing	1	1

City, County & State	—	1

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	84%	80%

AA/Aa	2	2

A	5	6

BBB/Baa	9	12

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock New York Municipal Bond Trust (BQH)

Trust Information

Symbol on New York Stock Exchange:	BQH

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/06:	$16.68

Net Asset Value as of 2/28/06:	$16.08

Yield on Closing Market Price as of 2/28/06 ($16.68):[1]	5.55%

Current Monthly Distribution per Common Share:[2]	$0.077099

Current Annualized Distribution per Common Share:[2]	$0.925188

Leverage as of 2/28/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$16.68	$15.85	5.24%	$17.00	$15.19

NAV	$16.08	$16.09	(0.06)%	$16.10	$15.67

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Tobacco	13%	13%

Housing	13	13

Transportation	13	12

Education	12	12

Industrial & Pollution Control	10	5

City, County & State	9	10

Water & Sewer	8	8

Tax Revenue	8	9

Hospitals	7	11

Lease Revenue	4	4

Power	3	3

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	39%	23%

AA/Aa	19	24

A	18	22

BBB/Baa	16	26

BB/Ba	1	1

B	3	—

CCC/Caa	4	4

Not Rated[6]	—	—

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

6 As of February 28, 2006 and August 31, 2005, less than 0.5% of long-term investments were held.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock New York Municipal Income Trust II (BFY)

Trust Information

Symbol on American Stock Exchange:	BFY

Initial Offering Date:	July 30, 2002

Closing Market Price as of 2/28/06:	$14.37

Net Asset Value as of 2/28/06:	$15.41

Yield on Closing Market Price as of 2/28/06 ($14.37):[1]	4.95%

Current Monthly Distribution per Common Share:[2]	$0.05925

Current Annualized Distribution per Common Share:[2]	$0.71100

Leverage as of 2/28/06:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$14.37	$14.02	2.50%	$14.37	$12.79

NAV	$15.41	$15.23	1.18%	$15.41	$14.82

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Transportation	21%	21%

Industrial & Pollution Control	19	11

Education	15	14

Tobacco	12	11

Hospitals	10	12

Housing	9	7

City, County & State	5	11

Tax Revenue	4	5

Water & Sewer	4	7

Power	1	1

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	33%	21%

AA/Aa	33	32

A	17	24

BBB/Baa	9	19

BB/Ba	1	1

B	3	—

CCC/Caa	3	3

Not Rated	1	—

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2006

BlackRock Virginia Municipal Bond Trust (BHV)

Trust Information

Symbol on American Stock Exchange:	BHV

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/06:	$17.73

Net Asset Value as of 2/28/06:	$16.35

Yield on Closing Market Price as of 2/28/06 ($17.73):[1]	4.90%

Current Monthly Distribution per Common Share:[2]	$0.072428

Current Annualized Distribution per Common Share:[2]	$0.869136

Leverage as of 2/28/06:[3]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/06	8/31/05	Change	High	Low

Market Price	$17.73	$17.30	2.49%	$18.25	$16.12

NAV	$16.35	$16.34	0.06%	$16.35	$15.87

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown4

Sector	February 28, 2006	August 31, 2005

Water & Sewer	18%	18%

City, County & State	17	17

Transportation	17	17

Housing	16	16

Hospitals	15	15

Tobacco	5	5

Education	4	5

Industrial & Pollution Control	4	4

Lease Revenue	4	3

Credit Breakdown5

Credit Rating	February 28, 2006	August 31, 2005

AAA/Aaa	45%	45%

AA/Aa	15	15

A	16	15

BBB/Baa	13	14

Not Rated[6]	11	11

4 A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

5 Using the higher of S&P’s, Moody’s or Fitch’s rating.

6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2006 and August 31, 2005, the market value of these securities was $1,432,063 representing 3.8% and $2,478,468 representing 6.5%, respectively, of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock Insured Municipal Income Trust (BYM)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—150.8%
		California—38.4%
		California St., GO,
AAA	$ 5,000	5.00%, 2/01/32, MBIA	08/13 @ 100	$5,236,100
AAA	5,000	5.00%, 3/01/33	03/15 @ 100	5,236,000
AAA	14,000[3]	Dept. of Wtr. Res., Pwr. Sply. RB, Ser. A, 5.375%, 5/01/12	N/A	15,539,440
		Golden St. Tobacco Sec. Corp. RB,
AAA	10,000	Ser. A, 5.00%, 6/01/35, FGIC	06/15 @ 100	10,466,500
BBB	6,500	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	7,260,500
BBB	14,500	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	16,306,700
AAA	12,100	Infrastructure & Econ. Dev. RB, Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	12,666,401
AAA	7,245	Los Angeles Dept. of Wtr. & Pwr. Sys. RB, 5.00%, 7/01/31, FSA	07/15 @ 100	7,653,690
AAA	17,500	Met. Wtr. Dist. So. California RB, Ser. B-1, 5.00%, 10/01/33, FGIC	10/13 @ 100	18,365,200
AAA	15,000	San Francisco City & Cnty. Pub. Utils. Comm., Wtr. RB, Ser. A, 5.00%, 11/01/31, FSA	11/11 @ 100	15,667,350
AAA	53,000	San Joaquin Hills Transp. Corridor Agcy., Toll Rd. RB, Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	16,694,470
		Univ. of California RB,
AAA	10,000	Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	10,176,100
AAA	3,330	Ser. G, 4.75%, 5/15/31, MBIA	05/13 @ 101	3,400,097
AAA	10,910	Ser. O, 5.00%, 9/01/28, FGIC	09/10 @ 101	11,418,515

				156,087,063

		District of Columbia—2.5%
BBB	9,500	Tobacco Settlement Fin. Corp. RB, 6.75%, 5/15/40	05/11 @ 101	10,313,675

		Florida—8.1%
AAA	25,520	Miami Dade Cnty. RB, Cap. Apprec. Sub. Proj., Ser. A, Zero Coupon, 10/01/38, MBIA	10/15 @ 30.363	4,824,045
AAA	24,700	Orlando & Orange Cnty., Expwy. Auth., Expwy. RB, Ser. B, 5.00%, 7/01/35, AMBAC	07/13 @ 100	25,775,438
AAA	2,265	Peace River/Manasota Regl. Wtr. Sply. Auth. RB, 5.00%, 10/01/30, FSA	10/15 @ 100	2,401,104

				33,000,587

		Georgia—4.4%
AAA	2,500	Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	2,610,450
		Atlanta Wtr. & Wstwtr. RB,
AAA	2,000	5.00%, 11/01/34, FSA	11/14 @ 100	2,092,860
AAA	3,235	5.00%, 11/01/37, FSA	11/14 @ 100	3,373,361
AAA	9,555	Ser. A, 5.00%, 11/01/38, FGIC	05/09 @ 101	9,891,049

				17,967,720

		Illinois—17.9%
AAA	11,550[3]	Chicago Spec. Transp. RB, 5.25%, 1/01/27, AMBAC	N/A	12,195,876
		Chicago, GO,
AAA	13,000	Ser. A, 5.00%, 1/01/34	05/13 @ 101	13,502,320
AAA	7,000	Ser. A, 5.00%, 1/01/34, MBIA	01/13 @ 100	7,257,530
		Met. Pier & Exposition Auth., Ded. St. Tax RB., McCormick Place Expansion Proj.,
AAA	24,010	Ser. A, 5.00%, 12/15/28, MBIA	06/12 @ 101	25,126,225
AAA	15,000	Ser. B, Zero Coupon, 6/15/28, MBIA	No Opt. Call	5,516,250
		O’Hare Intl. Arpt. RB,
AAA	2,400[4]	Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	2,511,408
AAA	6,180	Ser. A, 5.00%, 1/01/33, FGIC	01/16 @ 100	6,472,932

				72,582,541

		Maine—0.1%
AAA	500	Hlth. & Higher Edl. Fac. Auth. RB, 5.00%, 7/01/29, MBIA	07/15 @ 100	526,630

		Massachusetts—9.5%
AAA	24,000	Tpke. Auth., Met. Hwy. Sys. RB, Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	24,602,640
AAA	13,000	Wtr. Res. Auth. RB, Ser. B, 5.00%, 8/01/35, MBIA	08/17 @ 100	13,765,310

				38,367,950

		Minnesota—1.3%
AAA	5,000	St. Paul Met. Arpt. Comm. RB, 5.00%, 1/01/35, AMBAC	01/15 @ 100	5,209,750

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Nevada—7.1%
AAA	$ 6,000	Reno Transp. Proj. RB, 5.125%, 6/01/32, AMBAC	06/12 @ 100	$6,278,220
		Truckee Meadows Wtr. Auth. RB,
AAA	10,000	Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	10,377,800
AAA	6,500	Ser. A, 5.125%, 7/01/30, FSA	07/11 @ 100	6,799,780
AAA	5,000	Ser. A, 5.25%, 7/01/34, FSA	07/11 @ 100	5,245,550

				28,701,350

		New York—8.4%
		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. RB,
AAA	10,650	Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	11,205,823
AAA	7,305	Ser. C, 5.00%, 6/15/35, AMBAC	06/14 @ 100	7,652,499
AAA	10,000	New York City Trust Cultural Recs. RB, American Museum of Natural History Proj.,
		Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	10,442,300
AAA	4,660	Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	4,944,307

				34,244,929

		Ohio—4.6%
AAA	12,280	Air Qual. Dev. Auth. RB, 4.80%, 1/01/34, FGIC	07/15 @ 100	12,547,950
AAA	6,000	Wtr. Dev. Auth., Poll. Ctrl. Facs. RB, Dayton Pwr. & Lt. Proj., Ser. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	6,085,260

				18,633,210

		Pennsylvania—2.7%
BBB+	5,000	Lebanon Cnty. Hlth. Facs. Auth. RB, Good Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	5,391,150
AAA	5,200[3]	Philadelphia Gas Wks. RB, Ser. 3, 5.125%, 8/01/11, FSA	N/A	5,591,872

				10,983,022

		South Carolina—9.2%
AAA	5,000	Pub. Svc. Auth. RB, Ser. B, 5.50%, 1/01/36, FSA	01/12 @ 100	5,396,950
		Transp. Infrastructure Bank RB,
AAA	12,750	Ser. A, 5.00%, 10/01/33, AMBAC	10/12 @ 100	13,241,385
AAA	5,000	Ser. A, 5.00%, 10/01/33, AMBAC	10/13 @ 100	5,234,000
AAA	12,660	Ser. B, 5.125%, 10/01/26, AMBAC	10/11 @ 100	13,397,825

				37,270,160

		Tennessee—3.9%
		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. RB,
AAA	11,705	Ser. A, Zero Coupon, 1/01/22, FSA	01/13 @ 59.566	4,986,564
AAA	9,260	Ser. A, Zero Coupon, 1/01/23, FSA	01/13 @ 56.016	3,704,926
AAA	8,500	Ser. A, Zero Coupon, 1/01/24, FSA	01/13 @ 52.749	3,196,085
AAA	6,850	Ser. A, Zero Coupon, 1/01/25, FSA	01/13 @ 49.712	2,425,722
AAA	5,000	Ser. A, Zero Coupon, 1/01/26, FSA	01/13 @ 46.781	1,661,800

				15,975,097

		Texas—21.9%
AAA	10,030	Coppell Indpt. Sch. Dist., GO, Zero Coupon, 8/15/30	No Opt. Call	3,175,297
AAA	2,350	Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,429,172
		Harris Cnty.
AAA	7,485	GO, Zero Coupon, 8/15/25, MBIA	No Opt. Call	3,108,221
AAA	10,915	GO, Zero Coupon, 8/15/28, MBIA	No Opt. Call	3,855,069
AAA	5,510	Toll Rd. RB, 5.00%, 8/15/30, FSA	08/12 @ 100	5,725,110
		Harris Cnty. Sports Auth. RB,
AAA	26,890	Ser. A-3, Zero Coupon, 11/15/38, MBIA	11/24 @ 43.826	4,705,750
AAA	27,675	Ser. A-3, Zero Coupon, 11/15/39, MBIA	11/24 @ 41.258	4,551,154
AAA	5,785	Ser. H, Zero Coupon, 11/15/38, MBIA	11/31 @ 64.91	1,008,846
AAA	6,160	Ser. H, Zero Coupon, 11/15/39, MBIA	11/31 @ 60.976	1,009,131
AAA	9,500	Northside Indpt. Sch. Dist., Sch. Bldg. Rmkt., GO, 5.125%, 6/15/29	06/14 @ 100	10,067,910
		San Antonio Wtr. RB,
AAA	9,350	5.125%, 5/15/29, FGIC	05/14 @ 100	9,917,545
AAA	10,000	5.125%, 5/15/34, FGIC	05/14 @ 100	10,564,400
AAA	25,000	Tpke. Auth., Central Sys. RB, Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	25,734,750
BBB+	3,000	Tyler Cnty. Hlth. Facs. Dev. RB, Mother Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	3,157,470

				89,009,825

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)	Description		Provisions[2]	Value

		Virginia—1.9%
		Chesterfield Cnty. Indl. Dev. Auth., PCR RB, Elec. & Pwr. Co. Proj.,
A3	$ 3,000	Ser. A, 5.875%, 6/01/17		11/10 @ 102	$3,278,160
A3	4,000	Ser. B, 5.875%, 6/01/17		11/10 @ 102	4,370,880

					7,649,040

		Washington—8.6%
AAA	9,610	Central Washington Univ., Sys. RB, 5.00%, 5/01/34, FGIC		05/14 @ 100	10,034,666
AAA	3,655	Chelan Cnty. Pub. Util. Dist. 1 RB, Chelan Hydro Sys. Proj., Ser. C, 5.125%, 7/01/33, AMBAC	.	07/12 @ 100	3,822,326
AAA	4,500	Port of Seattle RB, Ser. A, 5.00%, 4/01/31, FGIC		10/11 @ 100	4,656,870
AAA	9,500	Seattle, GO, Ser. F, 5.125%, 12/15/28, MBIA		12/08 @ 100	9,796,020
AAA	6,380	Washington, GO, Ser. A, 5.00%, 7/01/25, FSA		07/11 @ 100	6,655,042

					34,964,924

		West Virginia—0.3%
AAA	1,295	Econ. Dev. Auth. RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA		06/14 @ 100	1,362,793

		Total Long-Term Investments (cost $577,397,890)			612,850,266

		SHORT-TERM INVESTMENTS—4.5%
		Tennessee—2.5%
VMIG1	10,000[5]	Montgomery Cnty. Pub. Bldg. RB, 3.00%, 3/01/06, FRDD		N/A	10,000,000

	Shares
	(000)

		Money Market Fund—2.0%
NR	8,200	AIM Tax Free Investment Co. Cash Reserve Portfolio		N/A	8,200,000

		Total Short-Term Investments (cost $18,200,000)			18,200,000

		Total Investments—155.3% (cost $595,597,8906)			$631,050,266
		Other assets in excess of liabilities—1.1%			4,352,901
		Preferred shares at redemption value, including dividends payable—(56.4)%			(229,020,279)
		Net Assets Applicable to Common Shareholders—100%			$406,382,888

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4Security, or a portion thereof, pledged as collateral with a value of $2,531,408 on 472 short U.S. Treasury Note futures contracts expiring June 2006 and 632 short U.S. Treasury Bond futures contracts expiring June 2006. The value of such contracts on February 28, 2006 was $122,407,000, with an unrealized loss of $420,171.

5For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of February 28, 2006.

6Cost for Federal income tax purposes is $595,581,575. The net unrealized appreciation on a tax basis is $35,468,691, consisting of $35,512,155 gross unrealized appreciation and $43,464 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 83.2% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	25.9%
FGIC	—	17.6%
FSA	—	16.9%
MBIA	—	21.4%
Other	—	1.4%

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Co.	MBIA	— Municipal Bond Insurance Assoc.
FSA	— Financial Security Assurance	PCR	— Pollution Control Revenue
FRDD	— Floating Rate Daily Demand	RB	— Revenue Bond

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock Municipal Bond Trust (BBK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—144.4%
		Alabama—4.8%
A2	$ 7,500	Huntsville Hlth. Care Auth. RB, Ser. A, 5.75%, 6/01/31	06/11 @ 101	$7,938,375

		Arizona—0.7%
		San. Luis Fac. Dev. Corp. RB, Regl. Detention Ctr. Proj.,
NR	300	6.25%, 5/01/15	05/10 @ 107	296,115
NR	300	7.00%, 5/01/20	05/10 @ 107	295,479
NR	600	7.25%, 5/01/27	05/10 @ 107	589,746

				1,181,340

		California—7.6%
A-	6,000	Golden St. Tobacco Sec. Corp. RB, Ser. A, 5.00%, 6/01/45	06/15 @ 100	6,152,940
AAA	2,960	Los Angeles Dept. of Wtr. & Pwr. Sys. RB, 5.00%, 7/01/31, FSA	07/15 @ 100	3,126,973
AAA	1,525	Los Angeles Unified Sch. Dist., Election of 2004, Ser. F, 5.00%, 7/01/30	07/16 @ 100	1,619,718
NR	1,585	Val Verde Unified Sch. Dist. Fin. Auth. ST, 6.25%, 10/01/28	10/13 @ 102	1,669,750

				12,569,381

		Colorado—0.8%
Baa2	635	Park Creek Met. Dist. RB, Ppty. Tax, 5.50%, 12/01/37	12/15 @ 101	657,301
AAA	635	Springs Co. Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	659,695

				1,316,996

		District of Columbia—11.0%
A	595	Friendship Pub. Charter Sch., Inc. Proj., RB 5.25%, 6/01/33, ACA	06/14 @ 100	607,322
AAA	6,000	Gallary Place Proj. TA, 5.40%, 7/01/31, FSA	07/12 @ 100	6,402,960
AAA	33,450	Georgetown Univ. RB, Ser. A, Zero Coupon, 4/01/38, MBIA	04/11 @ 20.243	5,259,009
BBB	5,580	Tobacco Settlement Fin. Corp. RB, 6.75%, 5/15/40	05/11 @ 101	6,057,927

				18,327,218

		Florida—20.1%
AAA	3,455	Brd. of Ed. Pub. Ed., Cap. Outlay, GO, Ser. A, 5.00%, 6/01/31	06/14 @ 101	3,651,175
BB+	6,200	Martin Cnty. Indl. Dev. Auth. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	03/06 @ 101	6,403,794
BB+	2,810	Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,154,647
A+	10,000	Orange Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	10,706,000
AAA	7,255	Palm Beach Cnty. Hsg. Fin. Auth., Multi-Fam. RB, Indian Trace Apts. Proj., Ser. A,
		5.625%, 1/01/44, FSA	01/12 @ 100	7,481,211
AAA	925	Peace River/Manasota Regl. Wtr. Sply. Auth. RB, 5.00%, 10/01/30, FSA	10/15 @ 100	980,583
NR	1,000	Stevens Plantation Cmnty. Dev. Dist. ST, Ser. A, 7.10%, 5/01/35	05/14 @ 100	1,049,770

				33,427,180

		Georgia—5.0%
AAA	3,000	Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	3,132,540
AAA	5,000	Atlanta Wtr. & Wstwtr. RB, 5.00%, 11/01/37, FSA	11/14 @ 100	5,213,850

				8,346,390

		Illinois—21.0%
AAA	23,065	Bolingbrook, GO, Ser. B, Zero Coupon, 1/01/36, FGIC	01/12 @ 23.018	4,101,188
NR	1,150[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,168,538
		Chicago, GO,
AAA	55[4]	Ser. A, 5.50%, 1/01/11, MBIA	N/A	60,207
AAA	5,825	Ser. A, 5.50%, 1/01/38, MBIA	01/11 @ 101	6,237,002
BBB	6,000	Edl. Facs. Auth., Student Hsg. RB, Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	6,156,000
		Fin. Auth. RB,
BB+	420	Friendship Vlg, Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	423,465
Baa2	525	Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	524,522
Baa3	425	Student Hsg., MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	424,601
A	6,000	Hlth. Facs. Auth. RB, Lake Forest Hosp. Proj., Ser. A, 5.75%, 7/01/29	07/12 @ 100	6,412,020
		Met. Pier & Exposition Auth., Ded. St. Tax. RB, McCormick Place Expansion Proj.,
AAA	10,000	Ser. A, Zero Coupon, 6/15/35, MBIA	No Opt. Call	2,602,600
AAA	10,000	Ser. A, Zero Coupon, 12/15/36, MBIA	No Opt. Call	2,414,600
AAA	10,000	Ser. A, Zero Coupon, 12/15/37, MBIA	No Opt. Call	2,298,500

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Illinois—(continued)
		O’Hare Intl. Arpt. RB,
AAA	$ 1,000	Ser. A, 5.00%, 1/01/29, MBIA	01/15 @ 100	$1,047,170
AAA	1,000	Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,046,420

				34,916,833

		Indiana—1.2%
Aa2	1,985	Multi-Fam. Hsg. RB, Canterbury House Apts. Proj., Ser. 1, 5.90%, 12/01/34	12/11 @ 100	2,074,662

		Kansas—3.2%
A-	5,000	Wichita Arpt. Auth., Arpt. Facs. RB, Cessna Citation Svc. Ctr. Proj., Ser. A, 6.25%, 6/15/32	06/12 @ 101	5,386,450

		Maine—1.1%
AAA	1,800	Hlth. & Higher Edl. Fac. Auth. RB, 5.00%, 7/01/29, MBIA	07/15 @ 100	1,895,868

		Maryland—3.3%
NR	1,250	Baltimore ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,339,088
NR	3,000	Frederick Cnty. ST, Urbana Cmnty. Dev. Auth., Ser. B, 6.25%, 7/01/30	07/07 @ 102	3,052,710
BBB+	1,040	Hlth. & Higher Edl. Facs. Auth. RB, Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	1,082,723

				5,474,521

		Multi-State—7.2%
Baa1	10,500[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	11,909,310

		Nevada—0.9%
NR	1,400	Las Vegas Spec. Impvt. Dist. No. 809 RB, Summerlin Area Proj., 5.65%, 6/01/23	06/06 @ 103	1,438,668

		New Jersey—9.7%
		Econ. Dev. Auth.,
BBB	1,500	Cigarette Tax RB, 5.50%, 6/15/31	06/14 @ 100	1,580,610
B	3,000	Continental Airlines, Inc. Proj. RB, 7.20%, 11/15/30	11/10 @ 101	3,033,900
Baa3	7,500	Kapkowski Rd. Landfill Proj. SA, 6.50%, 4/01/28	No Opt. Call	9,015,675
BBB-	1,500	Winchester Proj. RB, Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,563,570
NR	915	Middlesex Cnty. Imprt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	912,612

				16,106,367

		New York—14.6%
NR	455	Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	433,201
AAA	1,330	Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. RB, NYC Mun. Wtr. Proj.,
		Ser. B, 5.00%, 6/15/31	06/12 @ 100	1,390,382
AA-	8,760	Liberty Dev. Corp. Proj. RB, 5.25%, 10/01/35	No Opt. Call	9,937,519
AAA	1,760	Met. Transp. Auth. Svc. Contract RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	1,836,437
B-	8,100	New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	8,725,968
AAA	1,885	Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	2,000,004

				24,323,511

		North Carolina—1.9%
NR	2,945	Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fin. Auth. RB, 5.75%, 8/01/35	08/15 @ 100	3,101,703

		Ohio—3.5%
AAA	4,220	Air Qual. Dev. Auth. RB, 4.80%, 1/01/34, FGIC	07/15 @ 100	4,312,080
NR	1,500	Port Greater Cincinnati Dev. Auth. RB, Cooperative Pub. Pkg. Infrastructure Proj., 6.40%, 2/15/34 .	02/14 @ 102	1,583,265

				5,895,345

		Oklahoma—1.1%
B-	1,725	Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,854,427

		Oregon—0.6%
Aa2	990	Multi-Fam. Hsg. RB, Pacific Tower Apts. Proj., Ser. 6, 6.05%, 11/01/34	12/11 @ 100	1,035,896

		Pennsylvania—3.2%
BB-	4,895	Econ. Dev. Fin. Auth. Exempt Facs. RB, Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	5,237,112

		South Carolina—0.7%
		Jobs Econ. Dev. Auth. Hosp. Facs. RB., Palmetto Hlth. Proj.,
BBB+	890[4]	Ser. C, 7.00%, 8/01/13	N/A	1,069,228
BBB+	110	Ser. C, 7.00%, 8/01/30	08/13 @ 100	128,141

				1,197,369

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Texas—15.2%
BBB	$ 880	Brazos River Auth., PCR RB, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	$969,998
AAA	940	Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	971,669
AAA	11,690	Harris Cnty. Houston Sports Auth. RB, Ser. G, Zero Coupon, 11/15/41, MBIA	11/31 @ 53.779	1,688,971
Aa2	2,825	Multi-Fam. Hsg. RB, Copperwood Ranch Apts. Proj., Ser. 9, 5.95%, 11/01/35	12/11 @ 100	2,952,859
AAA	60,000	Tpke. Auth., Central Sys. RB., Zero Coupon, 8/15/35, AMBAC	08/12 @ 25.665	11,533,800
BBB+	6,840	Tyler Cnty. Hlth. Facs. Dev. RB, Mother Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	7,199,032

				25,316,329

		West Virginia—0.3%
AAA	520[5]	Econ. Dev. Auth. RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	547,222

		Wisconsin—5.7%
		Hlth. & Edl. Facs. Auth. RB,
A-	1,350	Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	1,498,568
A	7,000	Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/30	02/12 @ 101	7,460,530
AAA	530	Pub. Pwr, Inc. Sys. RB, Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	554,910

				9,514,008

		Total Long-Term Investments (cost $222,085,947)		240,332,481

		SHORT-TERM INVESTMENTS—8.9%
		Massachusetts—0.1%
A-1+	100[6]	Hlth. & Edl. Fac. Auth. RB., Harvard Univ. Proj., Ser. GG-1, 3.05%, 3/02/06, FRWD	N/A	100,000

	Shares
	(000)

		Money Market Funds—8.8%
NR	8,300	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	8,300,000
NR	6,300	SSgA Tax Free Money Mkt. Fund	N/A	6,300,000

				14,600,000

		Total Short-Term Investments (cost $14,700,000)		14,700,000

		Total Investments—153.3% (cost $236,785,9477)		$255,032,481
		Other assets in excess of liabilities—1.1%		1,902,978
		Preferred shares at redemption value, including dividends payable—(54.4)%		(90,544,746)

		Net Assets Applicable to Common Shareholders—100%		$166,390,713

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2006, the Trust held 7.9% of its net assets, with a current market value of $13,077,848, in securities restricted as to resale.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 Security, or a portion thereof, pledged as collateral with a value of $553,722 on 106 short U.S. Treasury Note futures contracts expiring June 2006 and 142 short U.S. Treasury Bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $43,687,438, with an unrealized loss of $150,122.

6 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of February 28, 2006.

7 Cost for Federal income tax purposes is $236,781,087. The net unrealized appreciation on a tax basis is $18,251,394, consisting of $18,292,099 gross unrealized appreciation and $40,705 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	MBIA	— Municipal Bond Insurance Assoc.
AMBAC	— American Municipal Bond Assurance Corp.	PCR	— Pollution Control Revenue
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bonds
FRWD	— Floating Rate Weekly Demand	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation
GO	— General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock Municipal Income Trust II (BLE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—145.2%
			California—6.4%
A	$ 2,250		Agua Caliente Band RB, Cahuilla Indians Proj., 6.00%, 7/01/18	07/13 @ 100	$2,375,168
AAA	6,390		Los Angeles Dept. of Wtr. & Pwr. Sys. RB, 5.00%, 7/01/31, FSA	07/15 @ 100	6,750,460
A	3,500		Mobilehome Park Fin. Auth. RB, Palomar Estates East & West Proj., Ser. A, 5.25%, 3/15/34, ACA .	03/13 @ 102	3,624,670
NR	4,620		San Francisco City & Cnty. Redev. Agcy. ST, Cmnty. Facs. Dist., Mission Bay South Proj.,
			6.625%, 8/01/27	08/11 @ 101	5,013,947
A+	5,000		Statewide Cmnty. Dev. Auth. RB, Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,290,700

					23,054,945

			Colorado—5.0%
AA	10,000[3]		Hlth. Facs. Auth. RB, Catholic Hlth. Initiatives Proj., Ser. A, 5.50%, 3/01/32	ETM	10,713,900
AAA	4,000		Northwest Pkwy. Pub. Hwy. Auth. RB, Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,237,760
Baa2	1,375		Park Creek Met. Dist. RB, Ppty. Tax, 5.50%, 12/01/37	12/15 @ 101	1,423,290
AAA	1,375		Springs Co. Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	1,428,474

					17,803,424

			District of Columbia—6.2%
A	1,265		Friendship Pub. Charter Sch., Inc. Proj. RB, 5.25%, 6/01/33, ACA	06/14 @ 100	1,291,198
			Tobacco Settlement Fin. Corp. RB,
BBB	7,500		6.50%, 5/15/33	No Opt. Call	8,658,975
BBB	11,500		6.75%, 5/15/40	05/11 @ 101	12,484,975

					22,435,148

			Florida—15.0%
NR	515		Fishhawk Cmnty. Dev. Dist. II, Spec. Assmt. RB, Ser. B, 5.00%, 11/01/07	No Opt. Call	513,687
NR	4,780		Lakes by the Bay So. Cmnty. Dev. Dist. RB, Ser. A, 6.25%, 5/01/34	05/14 @ 101	5,100,977
BBB+	2,650		Leesburg Hosp. RB, Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	07/12 @ 100	2,747,096
NR4	3,165		Live Oak Comm. Dev., Dist. No. 1, SA, Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,315,116
BB+	6,230		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,994,109
A+	6,850		Orange Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	7,333,610
AAA	2,000		Peace River/Manasota Regl. Wtr. Sply. Auth. RB, 5.00%, 10/01/30, FSA	10/15 @ 100	2,120,180
AA-	14,000		Pinellas Cnty. Hlth. Fac. Auth. RB, Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	14,816,620
NR	2,085		Stevens Plantation Cmnty. Dev. Dist., SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,188,770
NR	4,575		Sumter Cnty. Ind. Dev. Auth. RB, No. Sumter Util. Co. LLC Proj., 6.90%, 10/01/34	10/09 @ 100	4,800,319
NR	3,715		Sumter Landing Cmnty. Dev., SA, 6.875%, 5/01/23	05/13 @ 101	4,034,156

					53,964,640

			Georgia—2.6%
AAA	4,000		Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	4,176,720
BBB	5,000		Milledgeville-Baldwin Cnty. Dev. Auth. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 5.625%, 9/01/30 .	09/14 @ 101	5,267,900

					9,444,620

			Illinois—17.2%
AAA	4,000		Bolingbrook, GO, Ser. A, 5.375%, 1/01/38, FGIC	01/12 @ 100	4,238,360
NR	2,470[5]		Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,509,816
A+	7,500[6]	.7	Dev. Fin. Auth. Hosp. RB, Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/09	N/A	8,104,275
			Fin. Auth. RB,
BB+	910		Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	917,508
Baa2	1,125		Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	1,123,976
Baa3	900		Student Hsg., MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	899,154
AA+	1,880		Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	2,012,258
A	8,000		Hlth. Facs. Auth. RB, Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	8,431,600
			Met. Pier & Exposition Auth., Ded. St. Tax RB, McCormick Place Expansion Proj.,
AAA	45,190		Ser. A, Zero Coupon, 6/15/33, MBIA	No Opt. Call	12,997,096
AAA	5,000		Ser. A, Zero Coupon, 6/15/40, MBIA	No Opt. Call	1,013,500
			O’Hare Intl. Arpt. RB,
AAA	2,100		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	2,197,482
AAA	4,290		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	4,491,373
AAA	15,000		Sports Facs. Auth., Ded. St. Tax Supported RB, Zero Coupon, 6/15/30, AMBAC	06/15 @ 101	12,981,900

					61,918,298

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Indiana—7.5%
AA	$ 5,000	Hlth. Fac. Fin. Auth. RB, Ascension Hlth. Proj., Ser. F, 5.375%, 11/15/25	11/12 @ 101	$5,281,700
AAA	19,735[6]	Indianapolis Local Pub. Impvt. Bond Bank RB, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/12, MBIA	N/A	21,492,007

				26,773,707

		Maine—0.4%
AAA	1,500	Hlth. & Higher Edl. Fac. Auth. RB, 5.00%, 7/01/29, MBIA	07/15 @ 100	1,579,890

		Maryland—1.8%
NR	3,000	Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.95%, 7/01/30	07/07 @ 102	3,053,040
		Hlth. & Higher Edl. Facs. Auth. RB,
BBB+	2,240	Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	2,332,019
A	1,000	Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	1,055,650

				6,440,709

		Mississippi—1.7%
BBB	4,950	Lowndes Cnty. Sld. Wst. Disp., PCR RB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	5,987,767

		Missouri—1.8%
NR	6,000	Dept. of Transp. RB, Rt. 370/Missouri Bottom Rd./Taussig Rd. Proj., 7.20%, 5/01/33	05/13 @ 100	6,376,920

		Multi-State—3.7%
		Charter Mac Equity Issuer Trust,
A3	1,000[5]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,060,610
A3	3,500[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	3,739,995
Baa1	5,000[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	5,239,850
NR	3,000[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	3,207,870

				13,248,325

		Nevada—0.8%
NR	2,830	Henderson Local Impvt. Dist. No. T-14 SA, 5.80%, 3/01/23	09/06 @ 103	2,925,484

		New Jersey—12.4%
		Econ. Dev. Auth.,
BBB	9,000	Cigarette Tax Rev. RB, 5.50%, 6/15/31	06/14 @ 100	9,483,660
BBB	4,000	Cigarette Tax Rev. RB, 5.75%, 6/15/34	06/14 @ 100	4,268,800
B	10,100	Continental Airlines, Inc. Proj. RB, 7.20%, 11/15/30	11/10 @ 101	10,214,130
Baa3	7,475	Kapkowski Rd. Landfill Proj. SA, 6.50%, 4/01/28	No Opt. Call	8,985,623
Baa3	10,000	Kapkowski Rd. Landfill Proj. RB, 6.50%, 4/01/31	No Opt. Call	11,689,400

				44,641,613

		New Mexico—1.3%
Baa1	5,200	Hsg. Auth., Region III RB, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/38	01/13 @ 102	4,825,548

		New York—11.1%
NR	985	Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	937,809
AAA	2,845	Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. RB, NYC Mun. Wtr. Proj.,
		Ser. B, 5.00%, 6/15/31	06/12 @ 100	2,974,163
AA-	14,065	Liberty Dev. Corp. Proj. RB, 5.25%, 10/01/35	No Opt. Call	15,955,617
AAA	3,775	Met. Transp. Auth. Svc. Contract RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	3,938,948
B-	6,700	New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	7,217,776
Caa2	8,800	Port Auth. of NY & NJ RB, Contl./Eastn. LaGuardia Proj., 9.00%, 12/01/10	03/06 @ 100	8,869,256

				39,893,569

		North Carolina—2.2%
NR	7,500	Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fin. Auth. RB, 5.75%, 8/01/35	08/15 @ 100	7,899,075

		Ohio—4.0%
AAA	9,140	Air Qual. Dev. Auth. RB, 4.80%, 1/01/34, FGIC	07/15 @ 100	9,339,435
AAA	4,800	Wtr. Dev. Auth., Poll. Ctrl. Facs. RB, Dayton Pwr. & Lt. Proj., Ser. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	4,868,208

				14,207,643

		Oklahoma—1.2%
B-	3,925	Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	4,219,493

		Pennsylvania—6.2%
		Econ. Dev. Fin. Auth. RB,
A3	5,175	Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	5,561,728
BB-	10,565	Exempt Facs., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	11,303,388
BBB+	5,000	Monroe Cnty. Hosp. Auth. RB, Hosp. Pocono Med. Ctr. Proj., 6.00%, 1/01/43	01/14 @ 100	5,326,850

				22,191,966

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		South Carolina—6.6%
		Greenwood Cnty. Hosp. RB, Self Mem. Hosp. Facs. Proj.,
A	$ 3,280	5.50%, 10/01/26	10/11 @ 100	$3,426,944
A	3,250	5.50%, 10/01/31	10/11 @ 100	3,395,600
		Jobs Econ. Dev. Auth. Hosp. Facs. RB,
AA	3,750	Georgetown Mem. Hosp. Proj., 5.375%, 2/01/30, RAA	08/11 @ 100	3,940,763
BBB+	4,450[6]	Palmetto Hlth. Proj., 6.875%, 8/01/13	N/A	5,310,585
BBB+	550	Palmetto Hlth. Proj., 6.875%, 8/01/27	08/13 @ 100	636,020
BBB+	2,640	Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,876,227
NR	3,864	Lancaster Cnty. Assmt. RB, Edgewater Impvt. Dist., Ser. A, 6.875%, 11/01/35	11/13 @ 101	3,946,149

				23,532,288

		Tennessee—2.6%
AAA	20,405	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. RB, Ser. A, Zero Coupon, 1/01/21, FSA	01/13 @ 63.44	9,283,051

		Texas—16.4%
BBB	1,650	Brazos River Auth., PCR RB, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	1,818,746
AAA	2,015	Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,082,885
BBB	20,000	Gulf Coast Wst. Disp. Auth., Env. Impvt. RB, Ser. A, 6.10%, 8/01/24	08/12 @ 100	21,204,200
AAA	25,375	Harris Cnty. Houston Sports Auth. RB, Ser. A-3, Zero Coupon, 11/15/36, MBIA	11/24 @ 49.423	5,026,026
		Tpke. Auth., Central Sys. RB,
AAA	73,370	Zero Coupon, 8/15/36, AMBAC	08/12 @ 24.171	13,282,905
AAA	65,000	Zero Coupon, 8/15/37, AMBAC	08/12 @ 22.708	11,057,800
AAA	27,600	Zero Coupon, 8/15/38, AMBAC	08/12 @ 21.384	4,421,520

				58,894,082

		Virginia—6.3%
NR4	13,190	Alexandria Redev. & Hsg. Auth. RB, 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	12,762,776
AAA	9,000	Halifax Cnty. Indl. Dev. Auth., Exempt Fac. RB, Old Dominion Elec. Coop. Proj.,
		5.625%, 6/01/28, AMBAC	06/13 @ 101	9,760,050

				22,522,826

		West Virginia—1.8%
AAA	1,115	Econ. Dev. Auth. RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,173,370
BBB+	5,000	Mason Cnty., PCR RB, Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22	10/11 @ 100	5,149,550

				6,322,920

		Wisconsin—3.0%
		Hlth. & Edl. Facs. Auth. RB,
A-	3,930	Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	4,362,496
A	5,000	Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/25	02/12 @ 101	5,331,650
AAA	1,140	Pub. Pwr., Inc. Sys. RB, Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	1,193,580

				10,887,726

		Total Long-Term Investments (cost $483,229,916)		521,275,677

		SHORT-TERM INVESTMENTS—10.8%
		California—0.0%
A-1	75[8]	Hlth. Facs. Fin. Auth. RB, Scripps Hlth. Proj., Ser. B, 2.83%, 3/01/06, MBIA, FRWD	N/A	75,000

		New York—2.8%
A-1+	10,000[8]	Triborough Brdg. & Tunl. Auth. RB, Ser. B2, 3.20%, 3/02/06, FRWD	N/A	10,000,000

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

Shares
(000)	Description	Value

	Money Market Funds—8.0%
17,900	AIM Tax Free Investment Co. Cash Reserve Portfolio	$17,900,000
10,850	SSgA Tax Free Money Mkt. Fund	10,850,000

		28,750,000

	Total Short-Term Investments (cost $38,825,000)	38,825,000

	Total Investments—156.0% (cost $522,054,9169)	$560,100,677
	Other assets in excess of liabilities—1.3%	4,509,859
	Preferred shares at redemption value, including dividends payable—(57.3)%	(205,632,089)

	Net Assets Applicable to Common Shareholders—100%	$358,978,447

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is collateralized by U.S. Treasury obligations.

4 Security is deemed to be of investment grade quality by the investment advisor.

5 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2006, the Trust held 4.4% of its net assets, with a current market value of $15,758,141, in securities restricted as to resale.

6 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

7 Security, or a portion thereof, pledged as collateral with a value of $2,743,015 on 391 short U.S. Treasury Note futures contracts expiring June 2006 and 527 short U.S. Treasury Bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $101,791,750, with an unrealized loss of $349,820.

8 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of February 28, 2006.

9 Cost for Federal income tax purposes is $522,003,687. The net unrealized appreciation on a tax basis is $38,096,990, consisting of $38,768,530 gross unrealized appreciation and $671,540 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	MBIA	— Municipal Bond Insurance Assoc.
AMBAC	— American Municipal Bond Assurance Corp.	PCR	— Pollution Control Revenue
ETM	— Escrowed to Maturity	RAA	— Radian Asset Assurance
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bonds
FRWD	— Floating Rate Weekly Demand	SA	— Special Assessment
FSA	— Financial Security Assurance	ST	— Special Tax
GO	— General Obligation	TA	— Tax Allocation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock California Insured Municipal Income Trust (BCK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—153.3%
		California—153.3%
AAA	$ 6,500	Benicia Unified Sch. Dist., GO, Ser. B, Zero Coupon, 8/01/23, MBIA	No Opt. Call	$3,025,880
AAA	4,000	California St. GO, 5.00%, 6/01/31, AMBAC	12/14 @ 100	4,205,000
		Ceres Unified Sch. Dist., GO,
AAA	3,055	Ser. B, Zero Coupon, 8/01/30, FGIC	08/12 @ 34.887	785,349
AAA	3,180	Ser. B, Zero Coupon, 8/01/31, FGIC	08/12 @ 32.868	771,150
AAA	3,300	Ser. B, Zero Coupon, 8/01/32, FGIC	08/12 @ 30.966	752,994
AAA	3,440	Ser. B, Zero Coupon, 8/01/33, FGIC	08/12 @ 29.174	738,568
AAA	3,575	Ser. B, Zero Coupon, 8/01/34, FGIC	08/12 @ 27.782	728,192
AAA	3,275	Ser. B, Zero Coupon, 8/01/35, FGIC	08/12 @ 26.186	628,767
AAA	6,500[3]	Dept. of Wtr. Res., Pwr. Sply. RB., Ser. A, 5.25%, 5/01/12	N/A	7,170,085
AAA	2,385	Edl. Facs. Auth. RB, Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,475,248
AAA	4,500[4]	Infrastructure & Econ. Dev. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	4,743,585
A3	2,600	Kaweah Delta Hlth. Care Dist. RB, 6.00%, 8/01/34	08/12 @ 102	2,825,212
AAA	2,000	Long Beach Unified Sch. Dist., GO, Ser. D, 5.00%, 8/01/31, FSA	08/10 @ 101	2,080,580
		Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. RB,
AAA	5,000	Ser. A, 5.00%, 7/01/43, FGIC	07/12 @ 100	5,183,400
AAA	5,000	Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,199,100
		Los Angeles Unified Sch. Dist. RB,
AAA	4,000	Election 2004, Ser. F, 5.00%, 7/01/30	07/16 @ 100	4,248,440
AAA	5,000	Ser. E, 5.125%, 1/01/27, MBIA	07/12 @ 100	5,325,850
		Los Angeles Wstwtr. Sys. RB,
AAA	5,000	Ser. A, 5.00%, 6/01/27, MBIA	06/13 @ 100	5,250,500
AAA	6,025	Ser. A, 5.00%, 6/01/32, FGIC	06/12 @ 100	6,280,219
AAA	5,000	No. California Pwr. Agcy., Pub. Pwr. RB, Hydroelec. Proj. 1, Ser. A, 5.00%, 7/01/28, MBIA	07/08 @ 101	5,155,400
AAA	2,500[3]	No. Orange Cnty. Cmnty. Coll. Dist., GO, Ser. A, 5.00%, 8/01/12, MBIA	N/A	2,702,175
AAA	5,000	Pub. Wks. Brd. RB, Dept. of Gen. Svcs., Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 100	5,236,100
AAA	5,000	Riverside Unified Sch. Dist., GO, Ser. A, 5.00%, 2/01/27, FGIC	02/12 @ 101	5,255,950
AAA	4,000	San Diego Cmnty. Coll., GO, 5.00%, 5/01/30, FSA	05/15 @ 100	4,225,480
AAA	5,295	San Diego Cnty. Wtr. Auth., COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,531,051
AAA	4,805	San Diego Redev. Agcy. TA, Ctr. City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	5,015,651
AAA	4,000	San Diego Univ. Fndtn. Aux. Org. RB, Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,140,160
AAA	20,000	San Joaquin Hills Transp. Corridor Agcy., Toll Rd. RB, Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	6,299,800
AAA	6,000	San Jose Fin. Auth. RB, Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12 @ 100	6,200,940
AAA	11,125	Santa Rosa Wstwtr. RB, Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	4,185,559
AAA	3,000	Tustin Unified Sch. Dist., ST, Cmnty. Facs. Dist. 97-1, Ser. A, 5.00%, 9/01/38, FSA	09/12 @ 100	3,104,130
AAA	4,000	Westlands Wtr. Dist., COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	4,169,960

		Total Long-Term Investments (cost $116,761,620)		123,640,475

	Shares
	(000)

		MONEY MARKET FUND—2.7%
NR	2,150	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $2,150,000)	N/A	2,150,000

		Total Investments—156.0% (cost $118,911,6205)		$125,790,475
		Other assets in excess of liabilities—1.7%		1,331,785
		Preferred shares at redemption value, including dividends payable—(57.7)%		(46,502,681)

		Net Assets Applicable to Common Shareholders—100%		$80,619,579

See Notes to Financial Statements.

BlackRock California Insured Municipal Income Trust (BCK) (continued)

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 Security, or a portion thereof, pledged as collateral with a value of $860,804 on 101 short U.S. Treasury Note futures contracts expiring June 2006 and 136 short U.S. Treasury Bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $26,279,281, with an unrealized loss of $90,299.

5 Cost for Federal income tax purposes is $118,912,138. The net unrealized appreciation on a tax basis is $6,878,337, consisting of $6,878,337 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 88.7% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	19.6%
FGIC	—	20.8%
FSA	—	7.5%
MBIA	—	39.1%
Other	—	1.7%

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
COP	— Certificate of Participation	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation
GO	— General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock California Municipal Bond Trust (BZA)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—151.9%
		California—142.8%
AAA	$ 5,000	Anaheim Pub. Fin. Auth. RB, Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$1,452,700
A+	1,175	Chula Vista Indl. Dev. RB., 5.00%, 12/01/27	12/15 @ 102	1,213,963
A2	4,000	Edl. Facs. Auth. RB, Univ. of San Diego Proj., Ser. A, 5.25%, 10/01/30	10/12 @ 100	4,215,560
BBB	3,845	Foothill/Eastn. Transp. Corridor Agcy. Toll Road RB, 5.75%, 1/15/40	01/10 @ 101	3,929,167
		Golden St. Tobacco Sec. Corp. RB,
A-	3,000	Ser. A, 5.00%, 6/01/45	06/15 @ 100	3,076,470
BBB	2,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,234,000
BBB	1,000	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,124,600
AAA	2,500[3]	Ser. B, 5.50%, 6/01/13	N/A	2,775,150
AAA	1,300[3]	Ser. B, 5.625%, 6/01/13	N/A	1,453,296
AAA	3,270	Hlth. Facs. Fin. Auth. RB, Insured Hlth. Facs., Valleycare Proj., Ser. A,
		5.375%, 5/01/27	05/12 @ 100	3,469,208
		Infrastructure & Econ. Dev. RB,
AAA	3,000[3]	5.25%, 6/01/07, MBIA	N/A	3,100,530
AAA	1,600	Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	1,674,896
A	3,750	J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	3,858,975
AAA	1,600	Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	07/13 @ 100	3,689,455
A3	1,745	Kaweah Delta Hlth. Care Dist. RB, 6.00%, 8/01/34	08/12 @ 102	1,896,152
		Lathrop Fin. Auth. RB, Wtr. Sply. Proj.,
NR	655	5.90%, 6/01/27	06/13 @ 100	693,363
NR	1,180	6.00%, 6/01/35	06/13 @ 100	1,255,850
		Live Oak Unified Sch. Dist., Cap. Apprec. Election, GO,
AAA	705	Ser. B, Zero Coupon, 8/01/29, XLCA	08/18 @ 55.976	212,508
AAA	795	Ser. B, Zero Coupon, 8/01/30, XLCA	08/18 @ 52.942	226,098
AAA	830	Ser. B, Zero Coupon, 8/01/31, XLCA	08/18 @ 50.064	223,760
AAA	865	Ser. B, Zero Coupon, 8/01/32, XLCA	08/18 @ 47.332	219,935
AAA	905	Ser. B, Zero Coupon, 8/01/33, XLCA	08/18 @ 44.74	216,983
AAA	945	Ser. B, Zero Coupon, 8/01/34, XLCA	08/18 @ 42.283	213,872
		Los Angeles Regl. Arpt. Impvt. RB, Amer. Airlines, Inc. Proj.,
B-	1,000	Ser. B, 7.50%, 12/01/24	12/12 @ 102	1,051,670
B-	680	Ser. C, 7.50%, 12/01/24	12/12 @ 102	715,136
		Multi-Fam. Hsg. RB,
Aa2	2,210	San Lucas Apts. Proj., Ser. 5, 5.95%, 11/01/34	12/11 @ 100	2,310,025
Aa2	2,380	Westgate Courtyard Apts. Proj., Ser. 3, 5.80%, 11/01/34	12/11 @ 100	2,486,029
AAA	2,400[3]	Orange Cnty. Cmnty. Facs. Dist., ST, Ladera Ranch Proj., Ser. A, 6.00%, 8/15/10	N/A	2,674,176
BBB+	3,000	Palm Springs Mobile Home Park RB, Sahara Mobile Home Park Proj., 5.75%, 5/15/37	05/12 @ 102	3,174,420
BBB	530	Poll. Ctrl. Sld. Wst. RB, Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	559,055
NR	2,500	San Francisco City & Cnty. Redev. Agcy. RB, Cmnty. Facs. Dist., Mission Bay South Proj.,
		6.25%, 8/01/33	08/11 @ 101	2,656,875
AAA	15,000	Santa Ana Unified Sch. Dist., COP, Zero Coupon, 4/01/29, FSA	No Opt. Call	5,180,850
AAA	2,500	Santa Clara Valley Wtr. Dist., Wtr. Util. Sys. RB, Ser. A, 5.125%, 6/01/31, FGIC	06/10 @ 100	2,592,825
		Statewide Cmnty. Dev. Auth. RB,
BBB+	1,500	Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	1,557,030
A+	5,000	Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,275,850
AA-	3,250	Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,422,900
A+	1,500	Torrance Hosp. RB, Torrance Mem. Med. Ctr. Proj., Ser. A, 5.50%, 6/01/31	06/11 @ 101	1,570,785

				77,654,117

		Multi-State—7.3%
Baa1	3,500[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,969,770

		Puerto Rico—1.8%
BBB+	955	Hwy. & Trans. Auth. RB, 5.00%, 7/01/40	07/15 @ 100	980,728

		Total Long-Term Investments (cost $75,823,471)		82,604,615

See Notes to Financial Statements.

BlackRock California Municipal Bond Trust (BZA) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.2%
650	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $650,000)	$650,000

	Total Investments—153.1% (cost $76,473,4716)	$83,254,615
	Other assets in excess of liabilities—2.0%	1,091,599
	Preferred shares at redemption value, including dividends payable—(55.1)%	(29,979,435)

	Net Assets Applicable to Common Shareholders—100%	$54,366,779

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 Security, or a portion thereof, pledged as collateral with a value of $538,003 on 60 short U.S. Treasury Note futures contracts expiring June 2006 and 81 short U.S. Treasury Bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $15,634,969, with an unrealized loss of $53,881.

5 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2006, the Trust held 7.3% of its net assets, with a current market value of $3,969,770, in securities restricted as to resale.

6 Cost for Federal income tax purposes is $76,466,832. The net unrealized appreciation on a tax basis is $6,787,783, consisting of $6,791,831 gross unrealized appreciation and $4,048 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FSA	— Financial Security Assurance	ST	— Special Tax
GO	— General Obligation	XLCA	— XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock California Municipal Income Trust II (BCL)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.6%
			California—152.2%
			Anaheim Pub. Fin. Auth. RB, Pub. Impvt. Proj.,
AAA	$ 15,000		Ser. C, Zero Coupon, 9/01/34, FSA	No Opt. Call	$3,936,900
AAA	10,000		Ser. C, Zero Coupon, 9/01/36, FSA	No Opt. Call	2,389,400
A	8,000		California, GO, 5.50%, 11/01/33	11/13 @ 100	8,823,520
A+	5,020		Chula Vista Indl. Dev. RB, 5.00%, 12/01/27	12/15 @ 102	5,186,463
AAA	6,000		Corona Norco Unified Sch. Dist., ST, Cmnty. Facs. Dist. No. 98-1,
			5.10%, 9/01/32, AMBAC	09/12 @ 100	6,245,340
AAA	6,000[3]	,4	Dept. of Wtr. Res., Pwr. Sply. RB, Ser. A, 5.375%, 5/01/12	N/A	6,659,760
AAA	5,000		East Bay Mun. Util. Dist. Wtr. Sys. RB, Ser. A, 5.00%, 6/01/35, MBIA	06/15 @ 100	5,272,150
			Foothill/Eastn. Transp. Corridor Agcy. Toll Rd. RB,
BBB	6,550		Zero Coupon, 1/15/30	01/10 @ 30.966	1,630,164
AAA	15,470[5]		Ser. A, Zero Coupon, 1/01/26	ETM	6,308,202
AAA	4,890[5]		Ser. A, Zero Coupon, 1/01/30	ETM	1,614,140
			Golden St. Tobacco Sec. Corp. RB,
A-	3,000		Ser. A, 5.00%, 6/01/45	06/15 @ 100	3,076,470
BBB	2,900		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,239,300
BBB	11,100		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	12,483,060
AAA	5,650[3]		Ser. B, 5.50%, 6/01/13	N/A	6,271,839
AAA	3,000[3]		Ser. B, 5.625%, 6/01/13	N/A	3,353,760
AAA	2,500		Hlth. Facs. Fin. Auth. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,635,325
			Infrastructure & Econ. Dev. RB,
AAA	6,100		Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	6,385,541
A+	1,735		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	1,845,276
AAA	5,000		La Quinta Redev. Agcy. TA, Redev. Area No. 1 Proj., 5.125%, 9/01/32, AMBAC	09/12 @ 102	5,283,650
			Los Angeles Dept. of Wtr. & Pwr. RB,
AAA	1,500		Sys. 5.00%, 7/01/35, FSA	07/15 @ 100	1,581,435
AAA	5,500		Wtr. Wks. Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,719,010
B-	1,785		Los Angeles Regl. Arpt. Impvt., Corp. Lease RB, Amer. Airlines, Inc. Proj.,
			Ser. C, 7.50%, 12/01/24	12/12 @ 102	1,877,231
AAA	2,000		Los Angeles Unified Sch. Dist., Election of 2004, Ser. F, 5.00%, 7/01/30	07/16 @ 100	2,124,220
A	3,500		Mobilehome Park Fin. Auth. RB, Palomar Estates East & West Proj., Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,624,670
			Oxnard Impvt. Bond, Dist. No. 1 SA, 1 Rice Ave. Proj.,
NR	1,910		5.625%, 9/02/27	09/06 @ 103	1,949,499
NR	1,905		5.70%, 9/02/32	09/06 @ 103	1,918,735
BBB	1,180		Poll. Ctrl. Sld. Wst. RB, Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	1,244,688
			Poway Unified Sch. Dist., ST, Cmnty. Facs. Dist. No. 6 Proj.,
NR	1,500		5.50%, 9/01/25	09/10 @ 102	1,531,890
NR	1,700		5.60%, 9/01/33	09/10 @ 102	1,736,839
A-	2,470		Rohnert Park Fin. Auth. RB, Rancho Feliz Mobile Home Park Proj., Ser. A, 5.625%, 9/15/28	09/13 @ 100	2,519,252
AAA	5,000		Sacramento City Fin. Auth. RB, Cap. Impvt., Ser. A, 5.00%, 12/01/32, AMBAC	06/11 @ 100	5,361,200
NR	6,000		San Bernardino Cnty., ST Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	6,376,380
AAA	8,665		San Diego Unified Sch. Dist., GO, Ser. D, 5.25%, 7/01/23, FGIC	07/12 @ 101	9,489,388
NR	5,000		San Francisco City & Cnty. Redev. Agcy. Cmnty. Facs. Dist. ST, Mission Bay South Proj.,
			6.25%, 8/01/33	08/11 @ 101	5,313,750
AAA	30,000		San Joaquin Hills Transp. Corridor Agcy. RB, Toll Rd. Proj., Ser. A,
			Zero Coupon, 1/15/34, MBIA	No Opt. Call	8,109,300
			Santa Clarita Facs. Dist. ST, Valencia Town Ctr. Proj.,
NR	1,640		5.80%, 11/15/25	11/10 @ 102	1,688,019
NR	1,500		5.85%, 11/15/32	11/10 @ 102	1,544,685
AAA	2,685		Santa Rosa Wstwtr. RB, Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	1,119,108
BBB	2,200		So. Tahoe Joint Pwr. Fin. Auth. RB, So. Tahoe Redev. Proj. 1-A, 5.45%, 10/01/33	10/13 @ 100	2,278,540
			Statewide Cmnty. Dev. Auth. RB,
A+	5,000		Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,275,850
A+	7,000		Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,406,980

See Notes to Financial Statements.

BlackRock California Municipal Income Trust II (BCL) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		California—(continued)
AA-	$ 8,000	Sutter Hlth. Oblig Corp. Proj., Ser. B, 5.50%, 8/15/34	08/12 @ 100	$8,415,920
BBB	1,600	Tobacco Sec. Auth. So. California, Tobacco Settlement RB, Ser. A, 5.625%, 6/01/43	06/12 @ 100	1,642,304
NR	2,000	Tustin Unified Sch. Dist., ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. B, 5.60%, 9/01/29	09/12 @ 101	2,032,320
AAA	2,000	Univ. of California RB, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,086,780
NR	1,170	Val Verde Unified Sch. Dist. Fin. Auth., ST, 6.25%, 10/01/28	10/13 @ 102	1,232,560
NR	2,000[3]	Vernon Elec. Sys. RB, Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,086,780

				189,927,593

		Multi-State—3.4%
		Charter Mac Equity Issuer Trust,
A3	500[6]	Ser. A, 5.75%, 4/30/15	No Opt. Call	530,305
A3	1,000[6]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,068,570
Baa1	1,500[6]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,571,955
NR	1,000[6]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,069,290

				4,240,120

		Total Long-Term Investments (cost $177,871,844)		194,167,713

	Shares
	(000)

		MONEY MARKET FUND—0.3%
NR	350	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $350,000)	N/A	350,000

		Total Investments—155.9% (cost $178,221,8447)		$194,517,713
		Other assets in excess of liabilities—1.8%		2,228,107
		Preferred shares at redemption value, including dividends payable—(57.7)%		(71,982,576)

		Net Assets Applicable to Common Shareholders—100%		$124,763,244

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 Security, or a portion thereof, pledged as collateral with a value of $1,127,877 on 165 short U.S. Treasury Note futures contracts expiring June 2006 and 220 short U.S. Treasury Bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $42,685,156, with an unrealized loss of $146,759.

5 Security is collateralized by U.S. Treasury obligations.

6 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2006, the Trust held 3.4% of its net assets, with a current market value of $4,240,120, in securities restricted as to resale.

7 Cost for Federal income tax purposes is $178,203,743. The net unrealized appreciation on a tax basis is $16,313,970, consisting of $16,313,970 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	MBIA	— Municipal Bond Insurance Assoc.
AMBAC	— American Municipal Bond Assurance Corp.	RB	— Revenue Bonds
ETM	— Escrowed to Maturity	SA	— Special Assessment
FGIC	— Financial Guaranty Insurance Co.	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation
GO	— General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock Florida Insured Municipal Income Trust (BAF)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—155.0%
		Florida—147.7%
		Brd. of Ed.,
AAA	$ 9,000	GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	$9,468,090
AAA	8,640[3]	Lottery RB, Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	9,179,482
		Capital Trust Agcy. Multi-Fam. RB, American Oppty. Proj.,
Baa2	1,000	Ser. A, 5.875%, 6/01/38	06/13 @ 102	975,470
Ba1	990	Ser. C, 7.25%, 6/01/38	06/13 @ 102	959,775
NR	3,885	Colonial Cntry. Club Cmnty. Dev. Dist. RB, 6.40%, 5/01/33	05/13 @ 101	4,153,104
AAA	7,000	Dept. of Transp., GO, 5.00%, 7/01/27, FSA	07/12 @ 101	7,322,700
AAA	8,695	Gainesville Util. Sys. RB, Ser. A, 5.00%, 10/01/33, FSA	10/13 @ 100	9,090,536
A+	8,500	Highlands Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	9,235,760
AAA	7,580	Hillsborough Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10 @ 100	7,847,271
AAA	2,865	Jacksonville Cap. Impvt. RB, Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	2,970,432
		Jacksonville RB,
AAA	8,000	Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,392,400
AAA	9,500	5.00%, 10/01/27, MBIA	10/13 @ 100	10,020,125
AAA	9,500	Transp. 5.00%, 10/01/31, MBIA	10/11 @ 100	9,864,515
AAA	1,480	Julington Creek Plantation Cmnty. Dev., SA, 5.00%, 5/01/29, MBIA	05/12 @ 101	1,552,490
AAA	9,000	Lake Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,438,030
		Miami Dade Cnty., RB,
AAA	10,000	Ser. A, Zero Coupon, 10/01/39, MBIA	10/15 @ 28.762	1,790,600
AAA	10,000	Ser. A, Zero Coupon, 10/01/40, MBIA	10/15 @ 27.307	1,696,900
AAA	26,935	Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	6,890,512
		Orange Cnty.,
AAA	7,975	RB, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,427,900
AAA	9,250	RB, 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,785,760
AAA	2,000	Sch. Brd., COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,087,900
AAA	4,000	Osceola Cnty. Sch. Brd., COP, Ser. A, 5.25%, 6/01/27, AMBAC	06/12 @ 101	4,291,080
		Palm Bay Util. RB,
AAA	4,015	Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,388,066
AAA	5,570	Zero Coupon, 10/01/31, FGIC	No Opt. Call	1,643,261
AAA	9,200	Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,593,852
AA-	5,000	Pinellas Cnty. Hlth. Fac. Auth. RB, Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	5,291,650
AAA	9,500	Pinellas Cnty. Swr. RB, 5.00%, 10/01/32, FSA	10/13 @ 100	9,944,600
AAA	5,000	Polk Cnty. Util. Sys. RB, 5.00%, 10/01/29, FGIC	10/13 @ 100	5,253,850
AAA	825[4]	Port St. Lucie Util. RB, 5.125%, 9/01/11, MBIA	N/A	885,934
AAA	2,945	Sarasota Cnty. Util. Sys. RB, Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,171,853
AAA	3,500	St. Petersburg Pub. Util. RB, Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	3,625,720
AAA	1,000	Tohopekaliga Wtr. Auth. RB, Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,059,420
NR5	4,145	Vlg. Cmnty. Dev. Dist. Assmt., No. 5, Spl. Assmt. SA, Ser. A, 6.50%, 5/01/33	05/13 @ 101	4,452,642
AAA	13,500	Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	14,057,550

				195,809,230

		Puerto Rico—7.3%
BBB	9,405	Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	9,712,638

		Total Long-Term Investments (cost $196,337,055)		205,521,868

See Notes to Financial Statements.

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.4%
550	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $550,000)	$550,000

	Total Investments—155.4% (cost $196,887,0556)	$206,071,868
	Other assets in excess of liabilities—1.9%	2,563,196
	Preferred shares at redemption value, including dividends payable—(57.3)%	(76,005,624)

	Net Assets Applicable to Common Shareholders—100%	$132,629,440

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security, or a portion thereof, pledged as collateral with a value of $1,070,773 on 141 short U.S. Treasury Note futures contracts expiring June 2006 and 190 short U.S. Treasury bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $36,702,594, with an unrealized loss of $126,222.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 Security is deemed to be of investment grade quality by the investment advisor.

6 Cost for Federal income tax purposes is $196,886,986. The net unrealized appreciation on a tax basis is $9,184,882, consisting of $9,221,862 gross unrealized appreciation and $36,980 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 83.2% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	17.0%
FGIC	—	9.6%
FSA	—	24.3%
MBIA	—	32.0%
Other	—	0.3%

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FSA	— Financial Security Assurance	SA	— Special Assessment

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock Florida Municipal Bond Trust (BIE)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—153.6%
		Florida—140.3%
AAA	$ 1,250	Bay Cnty. RB, 5.125%, 9/01/32, AMBAC	09/12 @ 100	$1,319,488
A	1,000	Boynton Beach Multi-Fam. RB, Clipper Cove Apts. Proj., 5.30%, 1/01/23, ACA	01/13 @ 100	1,031,680
Baa2	1,000	Capital Trust Agcy. Multi-Fam. RB, American Oppty. Proj., Ser. A, 5.875%, 6/01/38	06/13 @ 102	975,470
NR	1,650	Colonial Cntry. Club Cmnty. Dev. Dist. RB, 6.40%, 5/01/33	05/13 @ 101	1,763,866
NR	865	Gateway Svcs. Cmnty. Dev. Dist. SA, Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	870,233
AAA	2,100	Greater Orlando Aviation Auth. RB, Orlando Arpt. Facs. Proj., Ser. A, 5.125%, 10/01/32, FSA	10/12 @ 100	2,197,041
A+	4,900	Highlands Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	5,324,144
BBB+	1,810	Hillsborough Cnty. Ind. Dev. Auth. PCR RB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,900,446
AA	3,500	Jacksonville Econ. Dev. Comm. Hlth. Facs. RB, Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,781,785
		JEA RB,
Aa2	5,000[3]	Elec. Sys., Ser. A, 5.50%, 10/01/07	N/A	5,162,150
AAA	5,425[4]	Wtr. & Swr. Sys., Ser. A, 5.375%, 10/01/30, MBIA	04/07 @ 100	5,529,757
A1	3,000	Lakeland Hosp. Sys. RB, Lakeland Regl. Hlth. Sys. Proj., 5.50%, 11/15/32	11/12 @ 101	3,193,200
NR	920	Madison Cnty. RB First Mtg., Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	950,562
BB+	1,500	Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	1,683,975
		Miami Dade Cnty. RB,
AAA	5,410	Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,304,297
AAA	5,500	Ser. A, Zero Coupon, 10/01/26, MBIA	04/08 @ 37.301	1,866,590
AAA	10,000	Ser. B, Zero Coupon, 10/01/30, MBIA	04/08 @ 29.688	2,707,400
AAA	3,150	Mun. Loan Council RB, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,330,400
		Orange Cnty. Hlth. Facs. Auth. RB,
NR	340	Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	337,311
NR	305	Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	306,867
A	5,000[3]	Orlando Regl. Hlth. Care Proj., 5.75%, 12/01/12	N/A	5,603,350
AAA	3,350	Orange Cnty. Tourist Dev. RB, 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,544,032
AAA	3,105	Osceola Cnty. Tourist Dev. RB, Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,239,105
AAA	3,630	Palm Bay Util. RB, Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,254,964
AAA	3,000	Palm Beach Cnty. Sch. Brd., COP, Ser. C, 5.00%, 8/01/27, FSA	08/12 @ 100	3,131,850
AAA	1,500[3]	Port St. Lucie Util. RB, 5.125%, 9/01/11, MBIA	N/A	1,610,790
AA-	2,000	So. Broward Hosp. Dist. RB, 5.60%, 5/01/27	05/12 @ 101	2,137,880
NR	1,765	Stevens Plantation Impvt. Proj. RB, 6.375%, 5/01/13	No Opt. Call	1,816,591
NR	2,780	Sumter Cnty. Indl. Dev. Auth. RB, No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,907,963
NR5	1,575	Vlg. Cmnty. Dev. Dist. Assmt. RB, No. 5, Spl. Assmt., Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,691,896
		Volusia Cnty. Edl. Fac. Auth. RB, Embry Riddle Aeronautical Proj.,
AA	1,250	5.20%, 10/15/26, RAA	10/13 @ 100	1,324,013
AA	1,610	5.20%, 10/15/33, RAA	10/13 @ 100	1,702,124

				75,501,220

		Multi-State—6.3%
Baa1	3,000[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,402,660

		Puerto Rico—7.0%
BBB+	920	Hwy. & Trans. Auth. RB, 5.00%, 7/01/45	07/15 @ 100	944,784
A-	2,565[3]	Pub. Bldgs. Auth. Gov’t. Facs. RB, Ser. D, 5.25%, 7/01/12	N/A	2,785,821

				3,730,605

		Total Investments—153.6% (cost $76,584,2947)		$82,634,485
		Other assets in excess of liabilities—1.8%		976,487
		Preferred shares at redemption value, including dividends payable—(55.4)%		(29,790,711)

		Net Assets Applicable to Common Shareholders—100%		$53,820,261

See Notes to Financial Statements.

BlackRock Florida Municipal Bond Trust (BIE) (continued)

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 Security, or a portion thereof, pledged as collateral with the value of $312,512 on 47 short U.S. Treasury Note futures contracts expiring June 2006 and 64 short U.S. Treasury Bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $12,309,594, with an unrealized loss of $42,444.

5 Security is deemed to be investment grade quality by the investment advisor.

6 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2006, the Trust held 6.3% of its net assets, with a current market value of $3,402,660, in securities restricted as to resale.

7 Cost for Federal tax purposes is $76,539,795. The net unrealized appreciation on a tax basis is $6,094,690, consisting of $6,102,490 gross unrealized appreciation and $7,800 unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	MBIA	— Municipal Bond Insurance Assoc.
AMBAC	— American Municipal Bond Assurance Corp.	PCR	— Pollution Control Revenue
COP	— Certificate of Participation	RAA	— Radian Asset Assurance
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FSA	— Financial Security Assurance	SA	— Special Assessment

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock Maryland Municipal Bond Trust (BZM)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—152.4%
		Maryland—120.6%
NR	$ 500	Annapolis RB, Park Place Proj., Ser. A, 5.35%, 7/01/34	01/15 @ 101	$505,080
A3	2,870	Anne Arundel Cnty. Econ. Dev. RB, Cmnty. Coll. Proj., 5.25%, 9/01/28	09/12 @ 102	3,079,194
		Baltimore Cnty., GO,
AAA	2,000[3]	Met. 67th Dist., 5.00%, 6/01/22	06/11 @ 101	2,127,480
AAA	2,000	Met. 68th Dist., 5.00%, 8/01/28	08/12 @ 100	2,107,420
NR	1,000	Baltimore ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,071,270
		Baltimore Wstwtr. Proj. RB,
AAA	2,000	Ser. A, 5.125%, 7/01/42, FGIC	07/12 @ 100	2,091,560
AAA	3,500	Ser. A, 5.20%, 7/01/32, FGIC	07/12 @ 100	3,732,540
NR	1,000	Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj., 6.625%, 7/01/25	07/07 @ 102	1,036,380
		Hlth. & Higher Edl. Facs. Auth. RB,
A	2,000	Brd. of Child Care Proj., 5.375%, 7/01/32	07/12 @ 100	2,133,860
BBB+	1,990	Carroll Cnty. Gen. Hosp. Proj., 6.00%, 7/01/37	07/12 @ 100	2,126,673
AA	2,000	Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,066,880
A	2,000	Loyola Coll. Issue Proj., 5.00%, 10/01/39	10/09 @ 101	2,052,540
A	2,000	Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	2,111,300
A+	2,000	Univ. of Maryland Med. Sys. Proj., 5.25%, 7/01/34	07/11 @ 100	2,069,280
		Indl. Dev. Fin. Auth., Econ. Dev. RB,
NR	1,000	Our Lady of Lord Counsel High School Proj., 6.00%, 5/01/35	05/15 @ 100	1,040,330
A+	1,905	Nat. Aquarium Baltimore Fac. Proj., Ser. B, 5.20%, 11/01/26	11/12 @ 100	2,011,185
		Montgomery Cnty. Lease RB, Metrorail Garage Proj.,
AA	500	5.00%, 6/01/23	06/12 @ 100	529,055
AA	1,435	5.00%, 6/01/24	06/12 @ 100	1,515,145
NR	1,500	Prince Georges Cnty. SO, 5.20%, 7/01/34	07/15 @ 100	1,511,595
		St. Mary’s Coll. RB, Academic & Auxil. Fees,
AAA	1,000	Ser. A, 5.00%, 9/01/27, AMBAC	09/12 @ 101	1,057,570
AAA	1,000	Ser. A, 5.00%, 9/01/32, AMBAC	09/12 @ 101	1,051,640
AAA	2,000	Transp. Auth., Arpt. Pkg. RB, Baltimore/Wash. Intl. Arpt. Proj.,
		Ser. B, 5.125%, 3/01/24, AMBAC	03/12 @ 101	2,088,920

				39,116,897

		Multi-State—7.0%
Baa1	2,000[4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,268,440

		Puerto Rico—24.8%
BBB	2,000	Children’s Trust Fund Tobacco Settlement RB, 5.50%, 5/15/39	05/12 @ 100	2,063,000
AAA	2,060	Elec. Pwr. Auth. RB, Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,212,646
AAA	2,000[5]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	2,178,060
		Pub. Bldgs. Auth., Gov’t. Facs. RB,
A-	1,100[5]	Ser. D, 5.375%, 7/01/12	N/A	1,202,388
BBB	350	Ser. D, 5.375%, 7/01/33	07/12 @ 100	370,828

				8,026,922

		Total Long-Term Investments (cost $46,061,725)		49,412,259

	Shares
	(000)

		MONEY MARKET FUND—0.4%
NR	150	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $150,000)	N/A	150,000

		Total Investments—152.8% (cost $46,211,7256)		$49,562,259
		Other assets in excess of liabilities—2.7%		876,010
		Preferred shares at redemption value, including dividends payable—(55.5)%		(18,007,792)

		Net Assets Applicable to Common Shareholders—100%		$32,430,477

See Notes to Financial Statements.

BlackRock Maryland Municipal Bond Trust (BZM) (continued)

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security, or a portion thereof, pledged as collateral with a value of $215,248 on 29 short U.S. Treasury Note futures contracts expiring June 2006 and 40 short U.S. Treasury Bond futures contracts expiring June 2006. The value of such contracts on February 28, 2006 was $7,653,031, with an unrealized loss of $26,531.

4 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2006, the Trust held 7.0% of its net assets, with a current market value of $2,268,440, in securities restricted as to resale.

5 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

6 Cost for Federal income tax purposes is $46,206,337. The net unrealized appreciation on a tax basis is $3,355,922, consisting of $3,355,922 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	SO	— Special Obligations
FSA	— Financial Security Assurance	ST	— Special Tax
GO	— General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock New Jersey Municipal Bond Trust (BLJ)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—151.2%
		Multi-State—6.1%
Baa1	$ 2,000 [3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$2,268,440

		New Jersey—125.8%
		Econ. Dev. Auth.,
BBB	2,000	Cigarette Tax RB, 5.75%, 6/15/34	06/14 @ 100	2,134,400
B	2,335	Continental Airlines, Inc. Proj. RB, 7.00%, 11/15/30	11/10 @ 101	2,339,670
BBB-	2,000	Fellowship Vlg. Proj. RB, Ser. A, 5.50%, 1/01/25	01/08 @ 102	2,015,600
NR	150	First Mtg. Lions Gate Proj. RB, Ser. A, 5.75%, 1/01/25	01/13 @ 102	153,473
NR	265	First Mtg. Lions Gate Proj. RB, Ser. A, 5.875%, 1/01/37	01/13 @ 102	270,019
Baa3	2,250	Kapkowski Rd. Landfill Proj. SA, 6.50%, 4/01/28	No Opt. Call	2,704,702
BBB	1,000	Sld. Wst. Rev., Disp. Wst. Mgmt. Proj. RB, Ser. A, 5.30%, 6/01/15	No Opt. Call	1,059,470
Aaa	1,730	Victoria Hlth. Proj. RB, Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,857,345
BBB-	2,500	Winchester Proj. RB, Ser. A, 5.80%, 11/01/31	11/14 @ 100	2,605,950
		Edl. Facs. Auth. RB,
BBB-	500	Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	525,160
BBB-	1,000	Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,084,360
BBB-	1,000	Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,071,410
BBB+	630	Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	706,192
AAA	750	Montclair St. Univ. Proj., Ser. F, 5.00%, 7/01/32, FGIC	07/15 @ 100	794,085
AAA	4,000	Garden St. Pres. Trust, Open Space & Farmland Pres. RB, Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	1,496,720
		Hlth. Care Fac. Fin. Auth. RB,
A	2,000	Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	2,124,880
A+	2,000	Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,103,660
A2	2,000[4]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	2,119,980
Baa1	2,500	So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	2,656,250
AAA	2,250	Hsg. & Mtg. Fin. Agcy., Multi-Fam. Hsg. RB, Ser. A, 5.65%, 5/01/40, AMBAC	11/07 @ 101.5	2,313,045
NR	2,500	Middlesex Cnty. Imprt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	2,493,475
		Port Auth. of NY & NJ RB,
AAA	1,500	Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,582,350
AAA	2,250	Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,392,493
Caa2	130	Contl./Eastern LaGuardia Proj., 9.125%, 12/01/15	03/06 @ 100	131,022
BBB	4,000	Tobacco Settlement Fin. Corp. RB, 6.125%, 6/01/42	06/12 @ 100	4,200,640
AAA	1,000	Univ. of Med. & Dentistry RB, Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,046,500
		Vineland, GO,
AAA	1,000	5.30%, 5/15/29, MBIA	05/10 @ 101	1,055,030
AAA	1,500	5.375%, 5/15/32, MBIA	05/10 @ 101	1,577,355

				46,615,236

		Puerto Rico—19.3%
A-	2,250	Elec. Pwr. Auth. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,371,432
AAA	2,100[5]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	2,286,963
		Pub. Bldgs. Auth., Gov’t. Facs. RB,
A-	1,685[5]	Ser. D, 5.25%, 7/01/12	N/A	1,830,062
BBB	615	Ser. D, 5.25%, 7/01/27	07/12 @ 100	649,821

				7,138,278

		Total Long-Term Investments (cost $52,043,297)		56,021,954

See Notes to Financial Statements.

BlackRock New Jersey Municipal Bond Trust (BLJ) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.0%
350	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $350,000)	$350,000

	Total Investments—152.2% (cost $52,393,2976)	$56,371,954
	Other assets in excess of liabilities—2.4%	899,210
	Preferred shares at redemption value, including dividends payable—(54.6)%	(20,226,729)

	Net Assets Applicable to Common Shareholders—100%	$37,044,435

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2006, the Trust held 6.1% of its net assets, with a current market value of $2,268,440, in securities restricted as to resale.

4 Security, or a portion thereof, pledged as collateral with a value of $320,810 on 43 short U.S. Treasury Note futures contracts expiring June 2006 and 57 short U.S. Treasury Bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $11,086,313, with an unrealized loss of $37,878.

5 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

6 Cost for Federal income tax purposes is $52,373,649. The net unrealized appreciation on a tax basis is $3,998,305, consisting of $3,998,305 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bonds
FSA	— Financial Security Assurance	SA	— Special Assessment
GO	— General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock New York Insured Municipal Income Trust (BSE)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—146.4%
		New York—133.4%
		Dorm. Auth. RB,
AAA	$ 5,000	Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	$5,314,750
AAA	7,000	Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,302,750
AAA	2,500	Insured Fit Student Hsg. Corp. Proj., 5.125%, 7/01/34, FGIC	07/14 @ 100	2,675,450
AAA	3,160	Iona Coll. Proj., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,320,528
Aa3	3,000	Joachim & Ann Residence Proj., 5.25%, 7/01/27	07/12 @ 100	3,107,460
AAA	10,000	Memorial Sloan Kettering Ctr. Proj., Ser. 1, Zero Coupon, 7/01/30, MBIA	No Opt. Call	3,379,000
AAA	5,000	New York & Presbyterian Hosp. Proj., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,112,250
AAA	7,000	New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,210,560
AAA	2,000	Sch. Dist. Fin. Proj., Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,088,720
AAA	3,500	Sch. Dist. Fin. Proj., Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,671,675
AAA	7,000	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	7,283,710
AAA	2,000[3]	Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 5.25%, 7/01/31, AMBAC	07/11 @ 101	2,132,000
BBB-	1,000	Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. RB, Coll. Fndtn., Inc. Student Hsg. Proj.,
		6.25%, 8/01/34	08/13 @ 100	1,038,270
		Met. Transp. Auth. RB,
AAA	1,085	Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,142,288
AAA	8,470	Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,876,730
AAA	5,000	Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,388,200
AAA	5,000[4]	Ded. Tax Fund, Ser. A, 5.00%, 11/15/11, FGIC	N/A	5,376,250
AAA	2,660	Refdg. Transp., Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,848,727
AAA	10,000	Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,434,300
A	2,500	New York City Indl. Dev. Agcy. RB, Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,590,525
AAA	3,500	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. RB, Ser. D, 5.00%, 6/15/39, AMBAC	06/15 @ 100	3,674,755
AAA	6,000	New York City Transl. Fin. Auth. RB, Ser. B, 5.00%, 5/01/30, AMBAC	11/11 @ 101	6,279,600
AAA	5,000	New York City Trust Cultural Recs. RB, American Museum of Natural History Proj.,
		Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	5,221,150
BBB	3,320	New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	3,484,373
AAA	6,000	Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	6,343,740
AAA	10,000	Triborough Brdg. & Tunl. Auth. RB, Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,480,200
AAA	6,000[4]	TSASC, Inc., Tobacco Settlement RB, Ser. 1, 5.75%, 7/15/12	N/A	6,706,140

				132,484,101

		Puerto Rico—13.0%
BBB	7,600	Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	7,848,596
A	5,000	Indl. Fin. Auth. RB, Med. & Env. Ctrl. Facs., Polytecnic Univ. Proj., Ser. A, 5.00%, 8/01/32, ACA	08/12 @ 100	5,048,900

				12,897,496

		Total Long-Term Investments (cost $138,089,051)		145,381,597

	Shares
	(000)

		MONEY MARKET FUNDS—8.5%
NR	4,950	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	4,950,000
NR	3,550	SSgA Tax Free Money Mkt. Fund	N/A	3,550,000

		Total Short-Term Investments (cost $8,500,000)		8,500,000

		Total Investments—154.9% (cost $146,589,0515)		$153,881,597
		Other assets in excess of liabilities—1.5%		1,459,971
		Preferred shares at redemption value, including dividends payable—(56.4)%		(56,021,087)

		Net Assets Applicable to Common Shareholders—100%		$99,320,481

See Notes to Financial Statements.

BlackRock New York Insured Municipal Income Trust (BSE) (continued)

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security, or a portion thereof, pledged as collateral with a value of $731,288 on 106 short U.S. Treasury Note futures contracts expiring June 2006 and 142 short U.S. Treasury bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $27,497,375, with an unrealized loss of $94,601.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 Cost for Federal income tax purposes is $146,598,987. The net unrealized appreciation on a tax basis is $7,282,610, consisting of $7,282,610 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 83.4% of the Trust’s managed assets. The Trust had the following insurance concentrations:

ACA	—	5.0%
AMBAC	—	31.5%
FGIC	—	11.4%
FSA	—	5.8%
MBIA	—	20.9%
XCLA	—	5.8%
Other	—	3.0%

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bonds
		XLCA	— XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock New York Municipal Bond Trust (BQH)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—152.7%
		Multi-State—6.5%
Baa1	$ 2,500[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14@100	$2,835,550

		New York—114.4%
		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj.,
NR	200	Ser. A, 7.00%, 5/01/25	05/15 @ 102	193,734
NR	130	Ser. A, 7.00%, 5/01/35	05/15 @ 102	123,772
		Dorm. Auth. RB,
AA-	2,750[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	2,977,755
AAA	2,500	Iona Coll. Proj., 5.125%, 7/01/32, XLCA	07/12 @ 100	2,641,400
BB+	500	Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	507,475
AAA	2,500	Willow Towers, Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,671,600
AA	2,000	Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. RB, Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	2,145,260
AAA	2,750[5]	Env. Facs. Corp. RB, Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/12 @ 100	2,915,522
AA-	1,500	Liberty Dev. Corp. Proj. RB, 5.25%, 10/01/35	No Opt. Call	1,701,630
A	3,000	Met. Transp. Auth. Ded. Tax Fund RB, Ser. A, 5.125%, 11/15/31	11/12 @ 100	3,151,470
Aa1	2,980	Mtg. Agcy. RB, Ser. 101, 5.40%, 4/01/32	10/11 @ 100	3,066,480
A2	1,100	New York City Hlth. & Hosp. Corp. RB, Hlth. Sys., Ser. A, 5.375%, 2/15/26	02/12 @ 100	1,145,067
AA	2,500	New York City Hsg. Dev. Corp., Multi-Fam. Hsg. RB, Ser. A, 5.50%, 11/01/34	05/12 @ 100	2,576,075
		New York City Indl. Dev. Agcy. RB,
B-	600	American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25		643,062
B-	1,000	American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	1,077,280
AAA	2,500	New York City Mun. Wtr. Fin. Auth. RB, Ser. A, 5.25%, 6/15/33, FGIC	06/11 @ 100	2,640,025
A+	3,000	New York City, GO, Ser. D, 5.375%, 6/01/32	06/12 @ 100	3,208,650
BBB	1,445	New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	1,516,542
		Port. Auth. of NY & NJ RB,
AAA	2,750	Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,924,157
Caa2	2,600	Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	03/06 @ 100	2,620,436
A	500	Suffolk Cnty. Indl. Dev. Agcy. RB, Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	519,795
AAA	3,000[4]	TSASC, Inc., Tobacco Settlement RB., Ser. 1, 5.75%, 7/15/12	N/A	3,353,070
AAA	5,000[4]	Urban Dev. Corp. RB, Ser. A, 5.25%, 3/15/12	N/A	5,452,250

				49,772,507

		Puerto Rico—31.8%
BBB	3,650	Children’s Trust Fund Tobacco Settlement RB., 5.625%, 5/15/43	05/12 @ 100	3,769,392
A-	2,000	Elec. Pwr. Auth. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,107,940
AAA	2,000[4]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	2,178,060
		Pub. Bldgs. Auth. RB, Gov’t. Facs.,
A-	1,980[4]	Ser. D, 5.25%, 7/01/12	N/A	2,150,458
BBB	720	Ser. D, 5.25%, 7/01/27	07/12 @ 100	760,766
		Pub. Impvt. GO,
AAA	925[4]	Ser. A, 5.125%, 7/01/11	N/A	996,040
BBB	1,825	Ser. A, 5.125%, 7/01/31	07/11 @ 100	1,883,619

				13,846,275

		Total Long-Term Investments (cost $61,640,347)		66,454,332

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock New York Municipal Bond Trust (BQH) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.4%
200	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $200,000)	$200,000

	Total Investments—153.1% (cost $61,840,3476)	$66,654,332
	Other assets in excess of liabilities—2.5%	1,069,344
	Preferred shares at redemption value, including dividends payable—(55.6)%	(24,212,071)

	Net Assets Applicable to Common Shareholders—100%	$43,511,605

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2006, the Trust held 6.5% of its net assets, with a current market value of $2,835,550, in securities restricted as to resale.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 Security, or a portion thereof, pledged as collateral with a value of $321,303 on 39 short U.S. Treasury Note futures contracts expiring June 2006 and 54 short U.S. Treasury Bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $10,315,406, with an unrealized loss of $35,601.

6 Cost for Federal income tax purposes is $61,833,035. The net unrealized appreciation on a tax basis is $4,821,297, consisting of $4,822,839 gross unrealized appreciation and $1,542 gross unrealized depreciation.

KEY TO ABBREVIATIONS

FGIC	— Financial Guaranty Insurance Co.	XLCA	— XL Capital Assurance
GO	— General Obligation	RB	— Revenue Bonds

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2006

BlackRock New York Municipal Income Trust II (BFY)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—154.8%
		Multi-State—5.6%
		Charter Mac Equity Issuer Trust,
A3	$ 500[3]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$530,305
A3	1,000[3]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,068,570
Baa1	1,500[3]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,571,955
NR	1,000[3]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,069,290

				4,240,120

		New York—140.6%
		Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj. RB,
NR	345	Ser. A, 7.00%, 5/01/25	05/15 @ 102	334,191
NR	220	Ser. A, 7.00%, 5/01/35	05/15 @ 102	209,460
Aaa	1,725	Clarence Indl. Dev. Agcy., Civic Fac. RB, Bristol Vlg. Proj., 6.00%, 1/20/44	01/13 @ 102	1,909,109
		Dorm. Auth. RB,
AAA	2,500	Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,657,375
Aa3	2,000	Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	2,073,080
AA	5,000	Memorial Sloan Kettering Ctr. Proj., Ser. 1, 5.00%, 7/01/34	07/13 @ 100	5,166,900
AA	2,000	Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	07/13 @ 100	2,078,160
BB+	750	Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	761,213
AAA	2,425	New York Univ. Proj., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,520,133
AAA	2,500[4]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	2,601,325
AA	4,000	Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. RB, Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	4,290,520
A+	5,500	Energy Res. & Dev. Auth., Facs. RB, 4.70%, 6/01/36	03/06 @ 100	5,506,545
BBB	625	Essex Cnty. Indl. Dev. Agcy., Sld. Wst. Disp. RB, Intl. Paper Co. Proj., Ser. A, 5.50%, 10/01/26	10/12 @ 100	641,250
A	3,250	Geneva Indl. Dev. Agcy., Civic Fac. RB, Hobart & Williams Smith Proj., Ser. A, 5.375%, 2/01/33	02/13 @ 100	3,466,840
BBB-	385	Herkimer Cnty. Indl. Dev. Agcy. RB, Civic Fac. Coll. Fndtn., Inc. Student Hsg. Proj.,
		6.25%, 8/01/34	08/13 @ 100	399,734
AA-	5,000	Liberty Dev. Corp. Proj. RB, 5.25%, 10/01/35	No Opt. Call	5,672,100
AAA	3,515	Long Island Pwr. Auth., Elec. Sys. RB, Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,303,362
		Met. Transp. Auth. RB,
AAA	2,000	Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,155,280
AA-	5,000	Ded. Tax Fund, Ser. A, 5.00%, 11/15/30	11/12 @ 100	5,192,700
AA-	5,000	Svc. Contract, Ser. A, 5.125%, 1/01/29	07/12 @ 100	5,262,900
		New York City Indl. Dev. Agcy. RB,
B-	1,600	American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 100	1,714,832
B-	1,500	American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	1,615,920
AA+	1,000	Eger Harbor Proj., Ser. A, 4.95%, 11/20/32	11/12 @ 101	1,020,510
AA+	1,000	Eger Harbor Proj., Ser. A, 5.875%, 5/20/44	11/12 @ 105	1,126,610
BBB-	1,000	Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	1,000,500
A	1,500	Lycee Francais de Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	1,554,315
AA+	5,000	New York City Mun. Wtr. Fin. Auth. RB, Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,249,950
AAA	5,000[5]	New York City Trans. Auth., Met. Transp. Auth., Triborough Brdg. & Tunl. Auth., COP,
		Ser. A, 5.25%, 1/01/10, AMBAC	N/A	5,367,500
AAA	5,000	New York City Trans. Fin. Auth. RB, Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,250,800
A+	5,000[5]	New York City, GO, Ser. B, 5.75%, 12/01/11	N/A	5,558,550
BBB	2,535	New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	2,660,508
AAA	3,000	New York Convention Ctr. Dev. RB, 5.00%, 11/15/35, AMBAC	11/15 @ 100	3,172,260
Caa2	3,675	Port Auth. of NY & NJ RB, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	03/06 @ 100	3,703,885
A	2,500	Suffolk Cnty. Indl. Dev. Agcy. RB, Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	2,598,975
		Triborough Brdg. & Tunl. Auth. RB,
AA	850[5]	Ser. A, 5.00%, 1/01/12	N/A	913,401
AA	150	Ser. A, 5.00%, 1/01/32	01/12 @ 100	156,296
AAA	9,000[5]	TSASC, Inc., Tobacco Settlement RB, Ser. 1, 5.75%, 7/15/12	N/A	10,059,210

				106,926,199

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust II (BFY) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Puerto Rico—8.6%
BBB	$ 1,400	Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	$1,445,794
		Hwy. & Transp. Auth. RB,
BBB	1,850	5.00%, 7/01/28	07/13 @ 100	1,909,422
AAA	2,000[5]	Ser. D, 5.375%, 7/01/12	N/A	2,192,080
BBB+	1,000	Ser. G, 5.00%, 7/01/42	07/13 @ 100	1,023,330

				6,570,626

		Total Long-Term Investments (cost $111,498,262)		117,736,945

	Shares
	(000)

		MONEY MARKET FUND—2.1%
NR	1,600	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,600,000)	N/A	1,600,000

		Total Investments—156.9% (cost $113,098,2626)		$119,336,945
		Other assets in excess of liabilities—1.8%		1,401,082
		Preferred shares at redemption value, including dividends payable—(58.7)%		(44,668,722)

		Net Assets Applicable to Common Shareholders—100%		$76,069,305

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2006, the Trust held 5.6% of its net assets, with a current market value of $4,240,120, in securities restricted as to resale.

4 Security, or a portion thereof, pledged as collateral with a value of $626,818 on 70 short U.S. Treasury Note futures contracts expiring June 2006 and 94 short U.S. Treasury Bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $18,184,250, with an unrealized loss of $62,365.

5 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

6 Cost for Federal income tax purposes is $113,094,344. The net unrealized appreciation on a tax basis is $6,242,601, consisting of $6,245,243 gross unrealized appreciation and $2,642 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
COP	— Certificate of Participation	RAA	— Radian Asset Assurance
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bonds
FSA	— Financial Security Assurance	XLCA	— XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) FEBRUARY 28, 2006

BlackRock Virginia Municipal Bond Trust (BHV)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—151.0%
		Multi-State—6.8%
Baa1	$ 1,500[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$1,701,330

		Puerto Rico—5.8%
BBB	1,410	Children’s Trust Fund, Tobacco Settlement RB, 5.375%, 5/15/33	05/12 @ 100	1,450,397

		Virginia—138.4%
NR4	1,480	Alexandria Redev. & Hsg. Auth. RB, 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	1,432,063
A	2,150[5]	Arlington Cnty. Ind. Dev. Auth., Hosp. Fac. RB, Virginia Hosp. Ctr., Arlington Hlth. Sys. Proj.,
		5.25%, 7/01/11	N/A	2,334,986
AAA	1,500	Arlington Cnty., Pub. Impvt., GO, 5.00%, 2/01/21	02/11 @ 100	1,571,685
NR	1,500[6]	Celebrate North Cmnty. Dev. Auth., SA, Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,593,825
AAA	1,500[7]	Danville Ind. Dev. Auth., Hosp. RB, Danville Regl. Med. Ctr. Proj., 5.25%, 10/01/28, AMBAC	ETM	1,697,175
NR	990	Dulles Town Ctr. Cmnty. Dev. Auth., SA, Dulles Town Ctr. Proj., 6.25%, 3/01/26	03/08 @ 102	1,022,017
AAA	1,205	Fairfax Cnty. Wtr. Auth. RB, 5.00%, 4/01/27	04/12 @ 100	1,270,070
AA	1,000	Hampton, GO, 5.00%, 4/01/20	04/12 @ 101	1,069,690
A-	1,500	Henrico Cnty. Econ. Dev. Auth. RB, Bon Secours Hlth. Sys., Inc. Proj., Ser. A, 5.60%, 11/15/30 .	11/12 @ 100	1,579,350
AAA	3,000	Hsg. Dev. Auth., Comnwlth. Mtg. RB, Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,109,980
BBB	1,300	Isle Wight Cnty. Indl. Dev. Auth., Env. Impvt. RB, Ser. A, 5.70%, 11/01/27	11/13 @ 100	1,349,686
AAA	1,500	Met. Arpts. Auth., Arpt. Sys. RB, Ser. A, 5.25%, 10/01/32, FGIC	10/12 @ 100	1,572,090
AAA	1,500	Norfolk Arpt. Auth. RB., Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,558,995
A	5,000	Pocahontas Pkwy. Assoc., Toll Rd. RB, Ser. B, Zero Coupon, 8/15/22, ACA	08/08 @ 45.5	2,016,200
AA+	1,275	Prince William Cnty. RB, 5.00%, 12/01/21	06/12 @ 100	1,347,649
		Res. Auth. RB,
AA	1,000	Infrastructure, Ser. A, 5.00%, 5/01/22	05/11 @ 101	1,054,640
AA	635	Infrastructure, Ser. A, 5.125%, 5/01/27	05/11 @ 101	673,462
AA	1,500[5]	Wtr. & Swr. Sys., Frederick Cnty. San. Auth. Proj., 5.20%, 10/01/10	N/A	1,605,645
AAA	1,250	Richmond Met. Auth., Expwy. RB, 5.25%, 7/15/22, FGIC	No Opt. Call	1,415,837
AAA	3,000	Richmond Pub. Util. RB, 5.00%, 1/15/33, FSA	01/12 @ 100	3,117,180
BBB	500	Tobacco Settlement Fin. Corp. RB, 5.50%, 6/01/26	06/15 @ 100	513,185
		Virginia Coll. Bldg. Auth., Edl. Facs. RB, Washington & Lee Univ. Proj.,
AAA	500	5.25%, 1/01/26, MBIA	No Opt. Call	574,550
AAA	1,000	5.25%, 1/01/31, MBIA	No Opt. Call	1,144,300

				34,624,260

		Total Investments—151.0% (cost $34,956,3328)		$37,775,987
		Other assets in excess of liabilities—3.1%		784,747
		Preferred shares at redemption value, including dividends payable—(54.1)%		(13,530,372)

		Net Assets Applicable to Common Shareholders—100%		$25,030,362

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2006, the Trust held 6.8% of its net assets, with a current market value of $1,701,330, in securities restricted as to resale.

4 Security is deemed to be of investment grade quality by the investment advisor.

5 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

6 Security, or a portion thereof, pledged as collateral with a value of $315,587 on 26 short U.S. Treasury Note futures contracts expiring June 2006 and 35 short U.S. Treasury Bond futures contracts expiring June 2006. The notional value of such contracts on February 28, 2006 was $6,763,843, with an unrealized loss of $23,047.

7 Security is collateralized by U.S. Treasury obligations.

8 Cost for Federal income tax purposes is $34,895,778. The net unrealized appreciation on a tax basis is $2,880,209, consisting of $2,931,846 gross unrealized appreciation and $51,637 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Assoc.
ETM	— Escrowed to Maturity	RB	— Revenue Bonds
FGIC	— Financial Guaranty Insurance Co.	SA	— Special Assessment

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
February 28, 2006

				California
	Insured			Insured
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Income Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Assets
Investments at value[1]	$631,050,266	$255,032,481	$560,100,677	$125,790,475
Cash	545,315	509,160	526,755	506,443
Investments in affiliates	57,303	24,761	51,648	9,157
Receivable from investments sold	—	—	97,850	—
Interest receivable	6,378,480	2,724,235	6,684,832	1,339,797
Receivable from affiliates	72,502	45,301	—	—
Other assets	46,817	24,105	33,985	27,589

	638,150,683	258,360,043	567,495,747	127,673,461

Liabilities
Variation margin payable	538,552	192,321	448,156	115,694
Dividends payable—common shares	1,598,438	878,190	1,914,235	306,018
Investment advisory fee payable	356,790	154,331	362,808	71,396
Deferred Trustees’fees	57,303	24,761	51,648	9,157
Payable to affiliates	24,175	11,552	20,449	4,372
Excise tax payable	72,502	45,301	—	—
Other accrued expenses	99,756	118,128	87,915	44,564

	2,747,516	1,424,584	2,885,211	551,201

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including
dividends payable[2,3]	229,020,279	90,544,746	205,632,089	46,502,681

Net Assets Applicable to
Common Shareholders	$406,382,888	$166,390,713	$358,978,447	$80,619,579

Composition of Net Assets Applicable to
Common Shareholders:
Par value	$26,204	$10,167	$22,857	$5,276
Paid-in capital in excess of par	371,940,567	144,285,140	324,475,039	74,807,848
Undistributed net investment income	1,100,293	2,886,522	3,921,666	218,883
Accumulated net realized gain (loss) on investments
and futures	(1,716,381)	1,112,472	(7,137,056)	(1,200,984)
Net unrealized appreciation on investments
and futures	35,032,205	18,096,412	37,695,941	6,788,556

Net assets applicable to common shareholders,
February 28, 2006	$406,382,888	$166,390,713	$358,978,447	$80,619,579

Net asset value per common share[4]	$15.51	$16.37	$15.71	$15.28

[1] Investments at cost	$595,597,890	$236,785,947	$522,054,916	$118,911,620
[2] Preferred shares outstanding	9,159	3,620	8,222	1,860
[3] Par value per share	0.001	0.001	0.001	0.001
[4] Common shares outstanding	26,203,900	10,167,170	22,856,544	5,276,156

See Notes to Financial Statements.

		Florida
California	California	Insured	Florida	Maryland	New Jersey
Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
Bond Trust	Income Trust II	Income Trust	Bond Trust	Bond Trust	Bond Trust
(BZA)	(BCL)	(BAF)	(BIE)	(BZM)	(BLJ)

$83,254,615	$194,517,713	$206,071,868	$82,634,485	$49,562,259	$56,371,954
517,386	545,643	508,790	83,576	514,159	508,485
11,711	14,500	15,674	9,767	11,607	12,389
—	—	—	—	—	—
996,868	2,581,367	2,873,806	1,280,745	611,503	697,802
—	—	—	—	—	7,174
21,053	15,549	29,004	21,034	866	979

84,801,633	197,674,772	209,499,142	84,029,607	50,700,394	57,598,783

68,821	187,730	161,575	54,275	33,752	48,703
267,359	522,998	506,574	257,761	144,118	178,744
47,384	126,189	117,422	47,078	28,434	32,230
11,711	14,500	15,674	9,767	11,607	12,389
3,811	7,514	9,510	3,841	1,382	1,480
—	—	—	—	—	7,174
56,333	70,021	53,323	45,913	42,832	46,899

455,419	928,952	864,078	418,635	262,125	327,619

29,979,435	71,982,576	76,005,624	29,790,711	18,007,792	20,226,729

$54,366,779	$124,763,244	$132,629,440	$53,820,261	$32,430,477	$37,044,435

$3,356	$7,985	$8,734	$3,313	$2,020	$2,275
47,541,025	113,257,811	123,914,893	46,908,773	28,572,616	32,184,170
972,119	442,120	554,292	1,138,964	636,619	754,937

(876,984)	(5,093,782)	(907,070)	(238,536)	(104,781)	162,274

6,727,263	16,149,110	9,058,591	6,007,747	3,324,003	3,940,779

$54,366,779	$124,763,244	$132,629,440	$53,820,261	$32,430,477	$37,044,435

$16.20	$15.63	$15.19	$16.25	$16.06	$16.29

$76,473,471	$178,221,844	$196,887,055	$76,584,294	$46,211,725	$52,393,297
1,199	2,878	3,040	1,191	720	809
0.001	0.001	0.001	0.001	0.001	0.001
3,356,422	7,984,696	8,734,048	3,312,785	2,019,870	2,274,620

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) (continued)
February 28, 2006

	New York
	Insured	New York	New York	Virginia
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Bond Trust
	(BSE)	(BQH)	(BFY)	(BHV)

Assets
Investments at value[1]	$153,881,597	$66,654,332	$119,336,945	$37,775,987
Cash	525,151	523,688	515,144	470,759
Investments in affiliates	9,496	10,749	11,197	9,888
Receivable from investments sold	—	—	—	5,000
Interest receivable	1,538,859	867,518	1,381,884	510,596
Receivable from affiliates	9,635	—	—	—
Other assets	28,122	20,765	8,138	660

	155,992,860	68,077,052	121,253,308	38,772,890

Liabilities
Variation margin payable	121,002	45,556	80,037	29,760
Dividends payable — common shares	375,246	208,647	292,556	110,907
Investment advisory fee payable	87,148	38,048	77,346	21,735
Deferred Trustees’fees	9,497	10,749	11,197	9,888
Payable to affiliates	1,742	2,957	4,174	1,396
Excise tax payable	9,635	—	—	—
Other accrued expenses	47,022	47,419	49,971	38,470

	651,292	353,376	515,281	212,156

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends
payable[2,3]	56,021,087	24,212,071	44,668,722	13,530,372

Net Assets Applicable to
Common Shareholders	$99,320,481	$43,511,605	$76,069,305	$25,030,362

Composition of Net Assets Applicable to
Common Shareholders:
Par value	$6,470	$2,706	$4,938	$1,531
Paid-in capital in excess of par	91,773,952	38,309,117	70,007,203	21,658,481
Undistributed net investment income	296,304	772,636	217,626	640,936
Accumulated net realized gain (loss) on investments
and futures	45,810	(351,238)	(336,780)	(67,194)
Net unrealized appreciation on investments
and futures	7,197,945	4,778,384	6,176,318	2,796,608

Net assets applicable to common shareholders,
February 28, 2006	$99,320,481	$43,511,605	$76,069,305	$25,030,362

Net asset value per common share[4]	$15.35	$16.08	$15.41	$16.35

[1] Investments at cost	$146,589,051	$61,840,347	$113,098,262	$34,956,332
[2] Preferred shares outstanding	2,240	968	1,786	541
[3] Par value per share	0.001	0.001	0.001	0.001
[4] Common shares outstanding	6,469,766	2,706,216	4,937,652	1,531,266

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended February 28, 2006

				California
	Insured			Insured
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Income Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Investment Income
Interest income	$15,123,614	$6,862,331	$15,233,422	$2,949,826
Income from affiliates	2,798	1,282	2,646	441

Total investment income	15,126,412	6,863,613	15,236,068	2,950,267

Expenses
Investment advisory	1,714,497	817,215	1,521,564	341,694
Transfer agent	7,421	7,421	7,421	7,421
Custodian	52,001	39,882	59,020	20,843
Reports to shareholders	45,121	19,329	39,183	9,774
Directors/Trustees	21,089	10,498	19,564	6,516
Registration	8,198	8,197	6,199	8,198
Independent accountants	21,244	19,673	20,910	19,135
Legal	44,797	18,240	41,093	7,557
Insurance	19,364	7,786	17,139	3,856
Deferred Trustees’fees	2,798	1,282	2,646	441
Auction agent	295,024	119,002	268,447	61,579
Miscellaneous	34,075	18,188	29,719	13,630

Total expenses excluding excise tax	2,265,629	1,086,713	2,032,905	500,644
Excise tax	72,502	45,301	—	—

Total expenses	2,338,131	1,132,014	2,032,905	500,644
Less fees waived by Advisor	(623,453)	(377,176)	(414,972)	(124,252)
Less fees paid indirectly	(6,751)	(8,750)	(7,254)	(6,182)
Less expenses reimbursed by affiliates	(72,502)	(45,301)	—	—

Net expenses	1,635,425	700,787	1,610,679	370,210

Net investment income	13,490,987	6,162,826	13,625,389	2,580,057

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,116,534)	1,720,780	2,910,922	(139,537)
Futures	3,960,183	1,420,846	3,298,868	846,615

	843,649	3,141,626	6,209,790	707,078

Net change in unrealized appreciation/depreciation on:
Investments	(5,145,590)	(3,149,339)	(7,633,356)	(725,737)
Futures	1,238,896	448,289	1,036,200	263,717

	(3,906,694)	(2,701,050)	(6,597,156)	(462,020)

Net gain (loss)	(3,063,045)	440,576	(387,366)	245,058

Dividends from Net Investment Income to
Preferred Shareholders	(3,066,557)	(1,242,058)	(2,828,075)	(603,451)

Net Increase in Net Assets Applicable to
Common Shareholders Resulting
from Operations	$7,361,385	$5,361,344	$10,409,948	$2,221,664

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited) (continued)
For the six months ended February 28, 2006

		California	Florida
	California	Municipal	Insured	Florida
	Municipal	Income	Municipal	Municipal
	Bond Trust	Trust II	Income Trust	Bond Trust
	(BZA)	(BCL)	(BAF)	(BIE)

Investment Income
Interest income	$2,180,277	$4,922,500	$5,014,191	$2,198,295
Income from affiliates	522	682	775	414

Total investment income	2,180,799	4,923,182	5,014,966	2,198,709

Expenses
Investment advisory	268,701	528,726	564,145	267,460
Transfer agent	7,421	7,421	7,421	7,421
Custodian	13,328	33,849	33,304	11,705
Reports to shareholders	7,108	13,937	16,223	7,421
Directors/Trustees	6,335	7,964	9,050	6,335
Registration	8,194	2,132	8,198	8,194
Independent accountants	18,959	19,405	19,476	18,958
Legal	1,580	15,482	16,242	3,036
Insurance	2,563	5,946	6,366	2,554
Deferred Trustees’fees	522	682	775	414
Auction agent	39,625	95,961	98,441	39,435
Miscellaneous	12,398	15,112	15,815	12,398

Total expenses excluding excise tax	386,734	746,617	795,456	385,331
Excise tax	—	—	—	—

Total expenses	386,734	746,617	795,456	385,331
Less fees waived by Advisor	(124,016)	(144,198)	(205,144)	(123,443)
Less fees paid indirectly	(5,183)	(7,072)	(8,145)	(3,560)
Less expenses reimbursed by affiliates	—	—	—	—

Net expenses	257,535	595,347	582,167	258,328

Net investment income	1,923,264	4,327,835	4,432,799	1,940,381

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(90,119)	(150,482)	(194,039)	(30,415)
Futures	509,916	1,376,473	1,186,612	404,837

	419,797	1,225,991	992,573	374,422

Net change in unrealized appreciation/depreciation on:
Investments	(494,778)	(1,134,756)	(2,293,693)	(707,856)
Futures	159,054	426,253	373,428	128,241

	(335,724)	(708,503)	(1,920,265)	(579,615)

Net gain (loss)	84,073	517,488	(927,692)	(205,193)

Dividends from Net Investment Income to
Preferred Shareholders	(387,269)	(863,856)	(986,428)	(401,166)

Net Increase in Net Assets Applicable to
Common Shareholders Resulting
from Operations	$1,620,068	$3,981,467	$2,518,679	$1,334,022

See Notes to Financial Statements.

		New York
Maryland	New Jersey	Insured	New York	New York	Virginia
Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
Bond Trust	Bond Trust	Income Trust	Bond Trust	Income Trust II	Bond Trust
(BZM)	(BLJ)	(BSE)	(BQH)	(BFY)	(BHV)

$1,259,662	$1,518,312	$3,674,627	$1,752,681	$2,984,703	$984,335
555	564	472	512	476	453

1,260,217	1,518,876	3,675,099	1,753,193	2,985,179	984,788

161,624	182,649	418,332	216,328	324,719	123,225
7,421	7,421	7,421	7,421	7,421	7,421
15,466	14,892	26,507	14,205	23,520	14,259
5,495	5,647	12,670	6,565	9,774	4,568
6,154	6,154	6,697	6,335	6,516	6,154
595	695	8,211	8,194	1,289	438
18,820	18,848	19,255	18,892	19,097	12,902
8,290	8,439	8,455	8,672	6,660	7,829
1,541	1,738	4,718	2,065	3,655	1,174
555	564	472	512	476	453
24,813	27,583	73,435	32,515	58,755	19,260
11,651	11,322	13,139	11,851	13,481	11,419

262,425	285,952	599,312	333,555	475,363	209,102
—	7,174	9,635	—	—	—

262,425	293,126	608,947	333,555	475,363	209,102
(74,596)	(84,299)	(152,121)	(99,843)	(88,560)	(56,873)
(7,321)	(6,747)	(8,867)	(6,060)	(8,906)	(6,114)
—	(7,174)	(9,635)	—	—	—

180,508	194,906	438,324	227,652	377,897	146,115

1,079,709	1,323,970	3,236,775	1,525,541	2,607,282	838,673

—	18	(268,366)	(28,685)	(30,406)	12,626
247,469	358,400	891,946	336,530	591,790	219,535

247,469	358,418	623,580	307,845	561,384	232,161

(405,880)	(409,777)	(777,666)	(410,984)	(173,552)	(288,409)
78,833	111,964	281,114	105,351	188,955	69,638

(327,047)	(297,813)	(496,552)	(305,633)	15,403	(218,771)

(79,578)	60,605	127,028	2,212	576,787	13,390

(244,728)	(262,157)	(694,588)	(308,932)	(552,718)	(181,293)

$755,403	$1,122,418	$2,669,215	$1,218,821	$2,631,351	$670,770

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended February 28, 2006 (unaudited) and for the year ended August 31, 2005

	Insured Municipal Income Trust		Municipal Bond Trust
	(BYM)		(BBK)

	2006	2005	2006	2005

Increase in Net Assets Applicable to
Common Shareholders
Operations:
Net investment income	$13,490,987	$26,962,373	$6,162,826	$12,271,182
Net realized gain (loss)	843,649	15,009,314	3,141,626	874,223
Net change in unrealized appreciation/
depreciation	(3,906,694)	12,819,858	(2,701,050)	12,756,697
Dividends from net investment income to
preferred shareholders	(3,066,557)	(4,321,472)	(1,242,058)	(1,719,239)

Net increase in net assets applicable to common
shareholders resulting from operations	7,361,385	50,470,073	5,361,344	24,182,863

Dividends from net investment income	(10,038,304)	(24,518,210)	(5,263,446)	(10,495,566)

Capital Share Transactions:
Reinvestment of common dividends	419,066	423,563	429,604	284,282

Net proceeds from capital share transactions	419,066	423,563	429,604	284,282

Total increase (decrease)	(2,257,853)	26,375,426	527,502	13,971,579

Net Assets Applicable to Common
Shareholders
Beginning of period	408,640,741	382,265,315	165,863,211	151,891,632

End of period	$406,382,888	$408,640,741	$166,390,713	$165,863,211

End of period undistributed net investment income	$1,100,293	$714,167	$2,886,522	$3,229,200

See Notes to Financial Statements.

		California Insured		California Municipal
Municipal Income Trust II		Municipal Income Trust		Bond Trust
(BLE)		(BCK)		(BZA)

2006	2005	2006	2005	2006	2005

$13,625,389	$27,426,522	$2,580,057	$5,195,140	$1,923,264	$3,789,700
6,209,790	1,457,128	707,078	(1,050,542)	419,797	752,518
(6,597,156)	30,064,319	(462,020)	7,790,878	(335,724)	4,289,483
(2,828,075)	(3,950,332)	(603,451)	(800,568)	(387,269)	(508,138)

10,409,948	54,997,637	2,221,664	11,134,908	1,620,068	8,323,563

(11,472,071)	(22,895,741)	(1,925,709)	(4,743,934)	(1,602,885)	(3,203,270)

1,020,426	148,442	34,661	74,722	84,197	—

1,020,426	148,442	34,661	74,722	84,197	—

(41,697)	32,250,338	330,616	6,465,696	101,380	5,120,293

359,020,144	326,769,806	80,288,963	73,823,267	54,265,399	49,145,106

$358,978,447	$359,020,144	$80,619,579	$80,288,963	$54,366,779	$54,265,399

$3,921,666	$4,596,423	$218,883	$167,986	$972,119	$1,039,009

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended February 28, 2006 (unaudited) and for the year ended August 31, 2005

	California		Florida Insured
	Municipal Income Trust II		Municipal Income Trust
	(BCL)		(BAF)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable
to Common Shareholders
Operations
Net investment income	$4,327,835	$8,708,704	$4,432,799	$8,867,352
Net realized gain (loss)	1,225,991	(1,524,025)	992,573	(681,521)
Net change in unrealized appreciation/
depreciation	(708,503)	15,483,507	(1,920,265)	9,055,515
Dividends from net investment income to
preferred shareholders	(863,856)	(1,167,105)	(986,428)	(1,374,732)

Net increase in net assets applicable to common
shareholders resulting from operations	3,981,467	21,501,081	2,518,679	15,866,614

Dividends from net investment income	(3,137,980)	(7,533,548)	(3,187,730)	(7,850,329)

Capital Share Transactions:
Reinvestment of common dividends	—	—	77,965	149,885

Net proceeds from capital share transactions	—	—	77,965	149,885

Total increase (decrease)	843,487	13,967,533	(591,086)	8,166,170

Net Assets Applicable to Common
Shareholders
Beginning of period	123,919,757	109,952,224	133,220,526	125,054,356

End of period	$124,763,244	$123,919,757	$132,629,440	$133,220,526

End of period undistributed net investment income	$442,120	$116,121	$554,292	$295,651

See Notes to Financial Statements.

Florida		Maryland		New Jersey
Municipal Bond Trust		Municipal Bond Trust		Municipal Bond Trust
(BIE)		(BZM)		(BLJ)

2006	2005	2006	2005	2006	2005

$1,940,381	$3,829,071	$1,079,709	$2,160,791	$1,323,970	$2,631,055
374,422	(167,030)	247,469	15,626	358,418	(117,411)
(579,615)	2,559,463	(327,047)	1,631,626	(297,813)	3,499,235

(401,166)	(535,210)	(244,728)	(332,992)	(262,157)	(347,892)

1,334,022	5,686,294	755,403	3,475,051	1,122,418	5,664,987

(1,545,863)	(3,090,102)	(864,160)	(1,725,808)	(1,071,437)	(2,140,066)

42,600	10,494	47,437	27,820	65,787	18,610

42,600	10,494	47,437	27,820	65,787	18,610

(169,241)	2,606,686	(61,320)	1,777,063	116,768	3,543,531

53,989,502	51,382,816	32,491,797	30,714,734	36,927,667	33,384,136

$53,820,261	$53,989,502	$32,430,477	$32,491,797	$37,044,435	$36,927,667

$1,138,964	$1,145,612	$636,619	$665,798	$754,937	$764,561

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended February 28, 2006 (unaudited) and for the year ended August 31, 2005

	New York Insured		New York
	Municipal Income Trust		Municipal Bond Trust
	(BSE)		(BQH)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable
to Common Shareholders
Operations:
Net investment income	$3,236,775	$6,460,542	$1,525,541	$3,039,131
Net realized gain (loss)	623,580	662,348	307,845	(150,481)
Net change in unrealized appreciation/
depreciation	(496,552)	6,857,505	(305,633)	2,723,892
Dividends from net investment income to
preferred shareholders	(694,588)	(919,843)	(308,932)	(410,012)

Net increase in net assets applicable to common
shareholders resulting from operations	2,669,215	13,060,552	1,218,821	5,202,530

Dividends from net investment income	(2,361,069)	(5,802,703)	(1,250,255)	(2,498,924)

Capital Share Transactions:
Reinvestment of common dividends	158,867	335,680	82,660	—

Net proceeds from capital share transactions	158,867	335,680	82,660	—

Total increase	467,013	7,593,529	51,226	2,703,606

Net Assets Applicable to
Common Shareholders
Beginning of period	98,853,468	91,259,939	43,460,379	40,756,773

End of period	$99,320,481	$98,853,468	$43,511,605	$43,460,379

End of period undistributed (distributions in excess of)
net investment income	$296,304	$115,186	$772,636	$806,282

See Notes to Financial Statements.

New York		Virginia
Municipal Income Trust II		Municipal Bond Trust
(BFY)		(BHV)

2006	2005	2006	2005

$2,607,282	$5,124,510	$838,673	$1,676,382
561,384	800,866	232,161	(109,878)
15,403	4,452,913	(218,771)	1,335,369
(552,718)	(723,738)	(181,293)	(243,614)

2,631,351	9,654,551	670,770	2,658,259

(1,755,329)	(4,398,872)	(664,772)	(1,325,313)

—	34,135	58,574	106,220

—	34,135	58,574	106,220

876,022	5,289,814	64,572	1,439,166

75,193,283	69,903,469	24,965,790	23,526,624

$76,069,305	$75,193,283	$25,030,362	$24,965,790

$217,626	$(81,609)	$640,936	$648,328

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Insured Municipal Income Trust (BYM)

				For the period
	Six Months Ended	Year Ended August 31,		October 31, 2002[1]
	February 28, 2006			through
	(unaudited)	2005	2004	August 31, 2003

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.61	$14.62	$13.64	$14.33 [2]

Investment operations:
Net investment income	0.51	1.03	1.06	0.83
Net realized and unrealized gain (loss)	(0.11)	1.07	0.94	(0.62)
Dividends to preferred shareholders from net investment income	(0.12)	(0.17)	(0.08)	(0.07)

Net increase from investment operations	0.28	1.93	1.92	0.14

Dividends to common shareholders from net investment income	(0.38)	(0.94)	(0.94)	(0.70)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.10)

Total capital charges	—	—	—	(0.13)

Net asset value, end of period	$15.51	$15.61	$14.62	$13.64

Market price, end of period	$14.23	$15.43	$13.97	$13.51

TOTAL INVESTMENT RETURN[3]	(5.25)%	17.69%	10.57%	(5.39)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.83%[5]	0.83%	0.84%	0.77%[5]
Expenses after fees waived and before fees paid indirectly	0.83%[5]	0.83%	0.84%	0.79%[5]
Expenses including excise tax and before fees waived and paid indirectly	1.18%[5]	1.15%	1.16%	1.10%[5]
Expenses excluding excise tax and before fees waived and paid indirectly	1.14%[5]	1.15%	1.16%	1.10%[5]
Net investment income after fees waived and paid indirectly and before
preferred share dividends	6.81%[5]	6.83%	7.30%	6.95%[5]
Preferred share dividends	1.55%[5]	1.09%	0.57%	0.55%[5]
Net investment income available to common shareholders	5.26%[5]	5.74%	6.73%	6.40%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$399,645	$394,876	$380,007	$372,269
Portfolio turnover	23%	57%	57%	46%
Net assets of common shareholders, end of period (000)	$406,383	$408,641	$382,265	$356,438
Preferred shares value outstanding, end of period (000)	$228,975	$228,975	$228,975	$228,975
Asset coverage per preferred share, end of period	$69,375	$69,622	$66,739	$63,919

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Bond Trust (BBK)

					For the period
	Six Months Ended	Year Ended August 31,			April 30, 2002[1]
	February 28, 2006				through
	(unaudited)	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.36	$15.00	$14.12	$14.76	$14.33 [2]

Investment operations:
Net investment income	0.61	1.21	1.25	1.28	0.31
Net realized and unrealized gain (loss)	0.04	1.36	0.74	(0.74)	0.52
Dividends and distributions to preferred shareholders:
Net investment income	(0.12)	(0.17)	(0.08)	(0.10)	(0.03)
Net realized gains	—	—	—	(0.01)	—

Net increase from investment operations	0.53	2.40	1.91	0.43	0.80

Dividends and distributions to common shareholders:
Net investment income	(0.52)	(1.04)	(1.04)	(1.02)	(0.25)
Net realized gains	—	—	—	(0.05)	—

Total dividends and distributions	(0.52)	(1.04)	(1.04)	(1.07)	(0.25)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	0.01	—	(0.09)

Total capital charges	—	—	0.01	—	(0.12)

Net asset value, end of period	$16.37	$16.36	$15.00	$14.12	$14.76

Market price, end of period	$17.15	$17.18	$14.61	$13.66	$14.90

TOTAL INVESTMENT RETURN[3]	3.08%	25.75%	14.87%	(1.20)%	1.07%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.87%[5]	0.87%	0.89%	0.91%	0.90%[5]
Expenses after fees waived and before fees paid indirectly	0.88%[5]	0.88%	0.90%	0.92%	0.91%[5]
Expenses including excise tax and before fees waived
and paid indirectly	1.40%[5]	1.35%	1.37%	1.41%	1.32%[5]
Expenses excluding excise tax and before fees waived
and paid indirectly	1.34%[5]	1.35%	1.37%	1.41%	1.32%[5]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.62%[5]	7.73%	8.28%	8.66%	6.35%[5]
Preferred share dividends	1.54%[5]	1.08%	0.55%	0.67%	0.53%[5]
Net investment income available to common shareholders	6.08%[5]	6.65%	7.73%	7.99%	5.82%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$163,035	$158,814	$152,200	$148,670	$144,196
Portfolio turnover	42%	70%	65%	21%	22%
Net assets of common shareholders, end of period (000)	$166,391	$165,863	$151,892	$142,951	$149,253
Preferred shares value outstanding, end of period (000)	$90,500	$90,500	$90,500	$90,500	$90,500
Asset coverage per preferred share, end of period	$70,977	$70,824	$66,963	$64,491	$66,233

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Income Trust II (BLE)

					For the period
	Six Months Ended	Year Ended August 31,			July 30, 2002[1]
	February 28, 2006				through
	(unaudited)	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.75	$14.34	$13.28	$14.40	$14.33 [2]

Investment operations:
Net investment income	0.59	1.20	1.20	1.14	0.03
Net realized and unrealized gain (loss)	(0.01)	1.38	0.95	(1.06)	0.07
Dividends to preferred shareholders from net
investment income	(0.12)	(0.17)	(0.09)	(0.10)	—

Net increase (decrease) from investment operations	0.46	2.41	2.06	(0.02)	0.10

Dividends to common shareholders from net investment
income	(0.50)	(1.00)	(1.00)	(1.00)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.10)	—

Total capital charges	—	—	—	(0.10)	(0.03)

Net asset value, end of period	$15.71	$15.75	$14.34	$13.28	$14.40

Market price, end of period	$16.69	$15.73	$13.92	$13.11	$15.00

TOTAL INVESTMENT RETURN[3]	9.59%	20.95%	14.15%	(6.00)%	0.00%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.92%[5]	0.93%	0.95%	0.92%	0.65%[5,6]
Expenses after fees waived and before fees paid indirectly	0.93%[5]	0.93%	0.95%	0.93%	0.65%[5,6]
Expenses before fees waived and paid indirectly	1.16%[5]	1.17%	1.20%	1.17%	0.80%[5,6]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.80%[5]	8.00%	8.37%	8.15%	2.82%[5,6]
Preferred share dividends	1.62%[5]	1.15%	0.61%	0.69%	—%[5,6]
Net investment income available to common shareholders	6.18%[5]	6.85%	7.76%	7.46%	2.82%[5,6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$352,331	$342,827	$325,680	$318,014	$307,165
Portfolio turnover	31%	49%	64%	118%	—%
Net assets of common shareholders, end of period (000)	$358,978	$359,020	$326,770	$302,337	$323,483
Preferred shares value outstanding, end of period (000)	$205,550	$205,550	$205,550	$205,550	$—
Asset coverage per preferred share, end of period	$68,671	$68,672	$64,747	$61,774	$—

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Insured Municipal Income Trust (BCK

				For the period
	Six Months Ended	Year Ended August 31,		October 31, 2002[1]
	February 28, 2006			through
	(unaudited)	2005	2004	August 31, 2003

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.22	$14.01	$13.09	$14.33 [2]

Investment operations:
Net investment income	0.48	0.99	1.02	0.79
Net realized and unrealized gain (loss)	0.05	1.27	0.89	(1.15)
Dividends to preferred shareholders from net investment income	(0.11)	(0.15)	(0.08)	(0.06)

Net increase (decrease) from investment operations	0.42	2.11	1.83	(0.42)

Dividends to common shareholders:
Net investment income	(0.36)	(0.90)	(0.90)	(0.67)
Net realized gains	—	—	(0.01)	—

Total dividends and distributions	(0.36)	(0.90)	(0.91)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.12)

Total capital charges	—	—	—	(0.15)

Net asset value, end of period	$15.28	$15.22	$14.01	$13.09

Market price, end of period	$14.20	$16.08	$14.00	$13.01

TOTAL INVESTMENT RETURN[3]	(9.39)%	22.24%	14.97%	(8.98)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.95%[5]	0.97%	0.99%	0.92%[5]
Expenses after fees waived and before fees paid indirectly	0.96%[5]	0.98%	0.99%	0.96%[5]
Expenses before fees waived and paid indirectly	1.28%[5]	1.30%	1.32%	1.27%[5]
Net investment income after fees waived and paid indirectly and before
preferred share dividends	6.60%[5]	6.72%	7.26%	6.69%[5]
Preferred share dividends	1.54%[5]	1.04%	0.54%	0.50%[5]
Net investment income available to common shareholders	5.06%[5]	5.68%	6.72%	6.19%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$78,782	$77,283	$73,679	$74,302
Portfolio turnover	12%	16%	4%	41%
Net assets of common shareholders, end of period (000)	$80,620	$80,289	$73,823	$68,910
Preferred shares value outstanding, end of period (000)	$46,500	$46,500	$46,500	$46,500
Asset coverage per preferred share, end of period	$68,345	$68,170	$64,691	$62,052

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Bond Trust (BZA)

					For the period
	Six Months Ended	Year Ended August 31,			April 30, 2002[1]
	February 28, 2006				through
	(unaudited)	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.19	$14.67	$13.71	$14.87	$14.33 [2]

Investment operations:
Net investment income	0.58	1.13	1.15	1.18	0.28
Net realized and unrealized gain (loss)	0.03	1.50	0.92	(1.21)	0.63
Dividends and distributions to preferred shareholders:
Net investment income	(0.12)	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	—	—	(0.01)	(0.01)	—

Net increase (decrease) from investment operations	0.49	2.48	1.99	(0.13)	0.89

Dividends and distributions to common shareholders:
Net investment income	(0.48)	(0.96)	(0.96)	(0.94)	(0.23)
Net realized gains	—	—	(0.07)	(0.08)	—

Total dividends and distributions	(0.48)	(0.96)	(1.03)	(1.02)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.01)	(0.09)

Total capital charges	—	—	—	(0.01)	(0.12)

Net asset value, end of period	$16.20	$16.19	$14.67	$13.71	$14.87

Market price, end of period	$16.56	$16.33	$13.90	$13.15	$14.58

TOTAL INVESTMENT RETURN[3]	4.49%	25.31%	13.80%	(2.92)%	(1.23)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.97%[5]	1.00%	1.06%	1.06%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	0.99%[5]	1.03%	1.07%	1.06%	1.12%[5]
Expenses before fees waived and paid indirectly	1.46%[5]	1.50%	1.55%	1.54%	1.53%[5]
Net investment income after fees waived and paid
indirectly and before preferred share dividends	7.26%[5]	7.30%	7.87%	7.99%	5.75%[5]
Preferred share dividends	1.46%[5]	0.98%	0.49%	0.58%	0.49%[5]
Net investment income available to common shareholders	5.80%[5]	6.32%	7.38%	7.41%	5.26%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$53,388	$51,898	$48,928	$49,107	$47,390
Portfolio turnover	6%	22%	24%	22%	18%
Net assets of common shareholders, end of period (000)	$54,367	$54,265	$49,145	$45,940	$49,834
Preferred shares value outstanding, end of period (000)	$29,975	$29,975	$29,975	$29,975	$29,975
Asset coverage per preferred share, end of period	$70,347	$70,263	$65,990	$63,318	$66,569

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Income Trust II (BCL)

					For the period
	Six Months Ended	Year Ended August 31,			July 30, 2002[1]
	February 28, 2006				through
	(unaudited)	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.52	$13.77	$12.76	$14.42	$14.33 [2]

Investment operations:
Net investment income	0.54	1.09	1.09	1.02	0.02
Net realized and unrealized gain (loss)	0.07	1.75	0.97	(1.51)	0.10
Dividends to preferred shareholders from net
investment income	(0.11)	(0.15)	(0.08)	(0.09)	—

Net increase (decrease) from investment operations	0.50	2.69	1.98	(0.58)	0.12

Dividends to common shareholders from net investment
income	(0.39)	(0.94)	(0.97)	(0.97)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)	—

Total capital charges	—	—	—	(0.11)	(0.03)

Net asset value, end of period	$15.63	$15.52	$13.77	$12.76	$14.42

Market price, end of period	$14.81	$14.26	$13.71	$13.01	$15.01

TOTAL INVESTMENT RETURN[3]	6.79%	11.09%	13.21%	(6.94)%	0.07%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.98%[5]	1.01%	1.05%	0.97%	1.05%[5,6]
Expenses after fees waived and before fees paid indirectly	1.00%[5]	1.02%	1.05%	0.99%	1.05%[5,6]
Expenses before fees waived and paid indirectly	1.24%[5]	1.26%	1.30%	1.23%	1.20%[5,6]
Net investment income after fees waived and paid
indirectly and before preferred share dividends	7.16%[5]	7.46%	7.97%	7.38%	1.35%[5,6]
Preferred share dividends	1.43%[5]	1.00%	0.58%	0.63%	—%[5,6]
Net investment income available to common shareholders	5.73%[5]	6.46%	7.39%	6.75%	1.35%[5,6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$121,907	$116,754	$109,252	$110,286	$105,895
Portfolio turnover	11%	21%	19%	85%	—%
Net assets of common shareholders, end of period (000)	$124,763	$123,920	$109,952	$101,738	$112,576
Preferred shares value outstanding, end of period (000)	$71,950	$71,950	$71,950	$71,950	$—
Asset coverage per preferred share, end of period	$68,362	$68,063	$63,209	$60,353	$—

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Insured Municipal Income Trust (BAF)

				For the period
	Six Months Ended	Year Ended August 31,		October 31, 2002[1]
	February 28, 2006			through
	(unaudited)	2005	2004	August 31, 2003

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.26	$14.34	$13.74	$14.33 [2]

Investment operations:
Net investment income	0.50	1.02	1.02	0.75
Net realized and unrealized gain (loss)	(0.10)	0.96	0.64	(0.47)
Dividends and distributions to preferred shareholders:
Net investment income	(0.11)	(0.16)	(0.07)	(0.06)
Net realized gains	—	—	(0.01)	—

Net increase from investment operations	0.29	1.82	1.58	0.22

Dividends and distributions to common shareholders:
Net investment income	(0.36)	(0.90)	(0.90)	(0.67)
Net realized gains	—	—	(0.08)	—

Total dividends and distributions	(0.36)	(0.90)	(0.98)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)

Total capital charges	—	—	—	(0.14)

Net asset value, end of period	$15.19	$15.26	$14.34	$13.74

Market price, end of period	$13.91	$15.30	$14.14	$13.20

TOTAL INVESTMENT RETURN[3]	(6.68)%	15.03%	14.82%	(7.78)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.90%[5]	0.89%	0.91%	0.83%[5]
Expenses after fees waived and before fees paid indirectly	0.91%[5]	0.90%	0.93%	0.87%[5]
Expenses before fees waived and paid indirectly	1.23%[5]	1.22%	1.25%	1.17%[5]
Net investment income after fees waived and paid indirectly and before
preferred share dividends	6.83%[5]	6.85%	7.13%	6.39%[5]
Preferred share dividends	1.52%[5]	1.06%	0.52%	0.54%[5]
Net investment income available to common shareholders	5.31%[5]	5.79%	6.61%	5.85%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$130,844	$129,413	$125,315	$124,543
Portfolio turnover	7%	2%	2%	50%
Net assets of common shareholders, end of period (000)	$132,629	$133,221	$125,054	$119,778
Preferred shares value outstanding, end of period (000)	$76,000	$76,000	$76,000	$76,000
Asset coverage per preferred share, end of period	$68,630	$68,826	$66,137	$64,404

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal Bond Trust (BIE)

					For the period
	Six Months Ended	Year Ended August 31,			April 30, 2002[1]
	February 28, 2006				through
	(unaudited)	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.31	$15.53	$14.52	$14.90	$14.33 [2]

Investment operations:
Net investment income	0.59	1.16	1.16	1.14	0.26
Net realized and unrealized gain (loss)	(0.06)	0.71	0.88	(0.43)	0.68
Dividends and distributions to preferred shareholders:
Net investment income	(0.12)	(0.16)	(0.08)	(0.09)	(0.02)
Net realized gains	—	—	—	(0.01)	—

Net increase from investment operations	0.41	1.71	1.96	0.61	0.92

Dividends and distributions to common shareholders:
Net investment income	(0.47)	(0.93)	(0.93)	(0.92)	(0.23)
Net realized gains	—	—	(0.02)	(0.06)	—

Total dividends and distributions	(0.47)	(0.93)	(0.95)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.01)	(0.09)

Total capital charges	—	—	—	(0.01)	(0.12)

Net asset value, end of period	$16.25	$16.31	$15.53	$14.52	$14.90

Market price, end of period	$16.90	$15.95	$14.17	$13.55	$14.92

TOTAL INVESTMENT RETURN[3]	9.09%	19.59%	11.82%	(2.90)%	1.03%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.98%[5]	1.00%	1.02%	1.05%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	0.99%[5]	1.02%	1.03%	1.05%	1.12%[5]
Expenses before fees waived and paid indirectly	1.46%[5]	1.49%	1.50%	1.53%	1.54%[5]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.35%[5]	7.24%	7.62%	7.54%	5.36%[5]
Preferred share dividends	1.52%[5]	1.01%	0.53%	0.59%	0.49%[5]
Net investment income available to common shareholders	5.83%[5]	6.23%	7.09%	6.95%	4.87%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$53,202	$52,870	$50,422	$49,915	$46,792
Portfolio turnover	4%	2%	10%	19%	—%
Net assets of common shareholders, end of period (000)	$53,820	$53,990	$51,383	$48,042	$49,284
Preferred shares value outstanding, end of period (000)	$29,775	$29,775	$29,775	$29,775	$29,775
Asset coverage per preferred share, end of period	$70,202	$70,343	$68,147	$65,340	$66,383

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Maryland Municipal Bond Trust (BZM)

					For the period
	Six Months Ended	Year Ended August 31,			April 30, 2002[1]
	February 28, 2006				through
	(unaudited)	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.11	$15.24	$14.36	$14.76	$14.33 [2]

Investment operations:
Net investment income	0.54	1.07	1.06	1.07	0.25
Net realized and unrealized gain (loss)	(0.04)	0.83	0.76	(0.45)	0.53
Dividends and distributions to preferred shareholders:
Net investment income	(0.12)	(0.17)	(0.08)	(0.10)	(0.03)
Net realized gains	—	—	—	(0.01)	—

Net increase from investment operations	0.38	1.73	1.74	0.51	0.75

Dividends and distributions to common shareholders:
Net investment income	(0.43)	(0.86)	(0.86)	(0.84)	(0.21)
Net realized gains	—	—	—	(0.04)	—

Total dividends and distributions	(0.43)	(0.86)	(0.86)	(0.88)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.02)
Preferred shares	—	—	—	(0.03)	(0.09)

Total capital charges	—	—	—	(0.03)	(0.11)

Net asset value, end of period	$16.06	$16.11	$15.24	$14.36	$14.76

Market price, end of period	$17.20	$15.96	$14.99	$13.90	$14.95

TOTAL INVESTMENT RETURN[3]	10.68%	12.53%	14.31%	(1.32)%	1.10%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.13%[5]	1.11%	1.18%	1.15%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.18%[5]	1.13%	1.19%	1.15%	1.12%[5]
Expenses before fees waived and paid indirectly	1.65%[5]	1.60%	1.67%	1.63%	1.54%[5]
Net investment income after fees waived and paid
indirectly and before preferred share dividends	6.77%[5]	6.82%	7.05%	7.18%	5.30%[5]
Preferred share dividends	1.54%[5]	1.05%	0.54%	0.64%	0.54%[5]
Net investment income available to common shareholders	5.23%[5]	5.77%	6.51%	6.54%	4.76%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$32,143	$31,676	$30,350	$30,069	$28,153
Portfolio turnover	—%	4%	12%	14%	1%
Net assets of common shareholders, end of period (000)	$32,430	$32,492	$30,715	$28,923	$29,705
Preferred shares value outstanding, end of period (000)	$18,000	$18,000	$18,000	$18,000	$18,000
Asset coverage per preferred share, end of period	$70,053	$70,138	$67,662	$65,172	$66,259

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Municipal Bond Trust (BLJ)

					For the period
	Six Months Ended	Year Ended August 31,			April 30, 2002[1]
	February 28, 2006				through
	(unaudited)	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.26	$14.71	$13.77	$14.58	$14.33 [2]

Investment operations:
Net investment income	0.59	1.16	1.16	1.15	0.25
Net realized and unrealized gain (loss)	0.03	1.48	0.84	(0.85)	0.37
Dividends and distributions to preferred shareholders:
Net investment income	(0.12)	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	—	—	—	(0.01)	—

Net increase from investment operations	0.50	2.49	1.93	0.20	0.60

Dividends and distributions to common shareholders:
Net investment income	(0.47)	(0.94)	(0.94)	(0.93)	(0.23)
Net realized gains	—	—	(0.05)	(0.06)	—

Total dividends and distributions	(0.47)	(0.94)	(0.99)	(0.99)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.02)	(0.09)

Total capital charges	—	—	—	(0.02)	(0.12)

Net asset value, end of period	$16.29	$16.26	$14.71	$13.77	$14.58

Market price, end of period	$16.82	$15.98	$13.91	$13.64	$14.65

TOTAL INVESTMENT RETURN[3]	8.40%	22.22%	9.32%	(0.10)%	(0.75)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.08%[5]	1.08%	1.14%	1.14%	1.15%[5]
Expenses after fees waived and before fees paid indirectly	1.12%[5]	1.10%	1.15%	1.14%	1.15%[5]
Expenses including excise tax and before fees waived
and paid indirectly	1.62%[5]	1.57%	1.63%	1.62%	1.57%[5]
Expenses excluding excise tax and before fees waived
and paid indirectly	1.58%[5]	1.57%	1.63%	1.62%	1.57%[5]
Net investment income after fees waived and paid
indirectly and before preferred share dividends	7.33%[5]	7.44%	7.93%	7.94%	5.29%[5]
Preferred share dividends	1.45%[5]	0.98%	0.49%	0.60%	0.45%[5]
Net investment income available to common shareholders	5.88%[5]	6.46%	7.44%	7.34%	4.84%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$36,440	$35,375	$33,214	$32,652	$31,611
Portfolio turnover	—%	12%	20%	20%	17%
Net assets of common shareholders, end of period (000)	$37,044	$36,928	$33,384	$31,226	$32,981
Preferred shares value outstanding, end of period (000)	$20,225	$20,225	$20,225	$20,225	$20,225
Asset coverage per preferred share, end of period	$70,793	$70,649	$66,266	$63,602	$65,771

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Insured Municipal Income Trust (BSE)

				For the period
	Six Months Ended	Year Ended August 31,		October 31, 2002[1]
	February 28, 2006			through
	(unaudited)	2005	2004	August 31, 2003

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.30	$14.18	$13.45	$14.33 [2]

Investment operations:
Net investment income	0.50	1.00	1.01	0.75
Net realized and unrealized gain (loss)	0.02	1.16	0.69	(0.75)
Dividends to preferred shareholders from net investment income	(0.11)	(0.14)	(0.07)	(0.07)

Net increase (decrease) from investment operations	0.41	2.02	1.63	(0.07)

Dividends to common shareholders from net investment income	(0.36)	(0.90)	(0.90)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)

Total capital charges	—	—	—	(0.14)

Net asset value, end of period	$15.35	$15.30	$14.18	$13.45

Market price, end of period	$14.23	$15.35	$14.08	$13.28

TOTAL INVESTMENT RETURN[3]	(4.87)%	15.92%	13.04%	(7.13)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.91%[5]	0.92%	0.93%	0.87%[5]
Expenses after fees waived and before fees paid indirectly	0.93%[5]	0.93%	0.95%	0.91%[5]
Expenses including excise tax and before fees waived and paid indirectly	1.26%[5]	1.25%	1.27%	1.22%[5]
Expenses excluding excise tax and before fees waived and paid indirectly	1.24%[5]	1.25%	1.27%	1.22%[5]
Net investment income after fees waived and paid indirectly and before
preferred share dividends	6.70%[5]	6.77%	7.14%	6.35%[5]
Preferred share dividends	1.44%[5]	0.96%	0.52%	0.55%[5]
Net investment income available to common shareholders	5.26%[5]	5.81%	6.62%	5.80%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$97,381	$95,400	$91,808	$90,967
Portfolio turnover	6%	21%	11%	80%
Net assets of common shareholders, end of period (000)	$99,320	$98,853	$91,260	$86,431
Preferred shares value outstanding, end of period (000)	$56,000	$56,000	$56,000	$56,000
Asset coverage per preferred share, end of period	$69,349	$69,138	$65,744	$63,587

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Bond Trust (BQH)

					For the period
	Six Months Ended	Year Ended August 31,			April 30, 2002[1]
	February 28, 2006				through
	(unaudited)	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.09	$15.09	$14.15	$14.83	$14.33 [2]

Investment operations:
Net investment income	0.56	1.13	1.13	1.12	0.25
Net realized and unrealized gain (loss)	— [3]	0.95	0.81	(0.71)	0.62
Dividends and distributions to preferred shareholders:
Net investment income	(0.11)	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	—	—	—	(0.01)	—

Net increase from investment operations	0.45	1.93	1.87	0.31	0.85

Dividends and distributions to common shareholders:
Net investment income	(0.46)	(0.93)	(0.93)	(0.92)	(0.23)
Net realized gains	—	—	—	(0.06)	—

Total dividends and distributions	(0.46)	(0.93)	(0.93)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.01)	(0.09)

Total capital charges	—	—	—	(0.01)	(0.12)

Net asset value, end of period	$16.08	$16.09	$15.09	$14.15	$14.83

Market price, end of period	$16.68	$15.85	$13.97	$13.35	$14.50

TOTAL INVESTMENT RETURN[4]	8.36%	20.83%	11.83%	(1.26)%	(1.78)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	1.07%[6]	1.06%	1.11%	1.12%	1.12%[6]
Expenses after fees waived and before fees paid indirectly	1.10%[6]	1.08%	1.12%	1.12%	1.12%[6]
Expenses before fees waived and paid indirectly	1.57%[6]	1.56%	1.60%	1.60%	1.54%[6]
Net investment income after fees waived and paid
indirectly and before preferred share dividends	7.17%[6]	7.20%	7.57%	7.57%	5.24%[6]
Preferred share dividends	1.45%[6]	0.97%	0.48%	0.62%	0.50%[6]
Net investment income available to common shareholders	5.72%[6]	6.23%	7.09%	6.95%	4.74%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$42,914	$42,217	$40,396	$40,072	$38,183
Portfolio turnover	10%	3%	16%	7%	15%
Net assets of common shareholders, end of period (000)	$43,512	$43,460	$40,757	$38,207	$40,062
Preferred shares value outstanding, end of period (000)	$24,200	$24,200	$24,200	$24,200	$24,200
Asset coverage per preferred share, end of period	$69,962	$69,899	$67,108	$64,473	$66,390

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Amounted to less than $0.01 per common share outstanding.
[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Income Trust II (BFY)

					For the period
	Six Months Ended	Year Ended August 31,			July 30, 2002[1]
	February 28, 2006				through
	(unaudited)	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.23	$14.16	$13.36	$14.47	$14.33 [2]

Investment operations:
Net investment income	0.53	1.04	1.04	0.98	0.02
Net realized and unrealized gain (loss)	0.12	1.07	0.79	(0.94)	0.15
Dividends to preferred shareholders from net
investment income	(0.11)	(0.15)	(0.08)	(0.10)	—

Net increase (decrease) from investment operations	0.54	1.96	1.75	(0.06)	0.17

Dividends to common shareholders from net
investment income	(0.36)	(0.89)	(0.95)	(0.94)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)	—

Total capital charges	—	—	—	(0.11)	(0.03)

Net asset value, end of period	$15.41	$15.23	$14.16	$13.36	$14.47

Market price, end of period	$14.37	$14.02	$13.70	$13.12	$15.10

TOTAL INVESTMENT RETURN[3]	5.20%	8.91%	11.82%	(6.93)%	0.67%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.02%[5]	1.04%	1.07%	1.00%	1.43%[5,6]
Expenses after fees waived and before fees paid indirectly	1.05%[5]	1.05%	1.08%	1.03%	1.43%[5,6]
Expenses before fees waived and paid indirectly	1.29%[5]	1.30%	1.32%	1.27%	1.58%[5,6]
Net investment income after fees waived and paid
indirectly and before preferred share dividends	7.07%[5]	7.04%	7.36%	6.95%	1.77%[5,6]
Preferred share dividends	1.50%[5]	0.99%	0.59%	0.68%	—%[5,6]
Net investment income available to common shareholders	5.57%[5]	6.05%	6.77%	6.27%	1.77%[5,6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$74,408	$72,767	$70,018	$69,863	$64,673
Portfolio turnover	15%	27%	14%	40%	—%
Net assets of common shareholders, end of period (000)	$76,069	$75,193	$69,903	$65,953	$70,276
Preferred shares value outstanding, end of period (000)	$44,650	$44,650	$44,650	$44,650	$—
Asset coverage per preferred share, end of period	$67,602	$67,113	$64,144	$61,930	$—

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Virginia Municipal Bond Trust (BHV)

					For the period
	Six Months Ended	Year Ended August 31,			April 30, 2002[1]
	February 28, 2006				through
	(unaudited)	2005	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.34	$15.47	$14.46	$14.90	$14.33 [2]

Investment operations:
Net investment income	0.54	1.10	1.09	1.09	0.27
Net realized and unrealized gain (loss)	0.02	0.80	0.86	(0.44)	0.65
Dividends and distributions to preferred shareholders:
Net investment income	(0.12)	(0.16)	(0.07)	(0.08)	(0.03)
Net realized gains	—	—	—	(0.02)	—

Net increase from investment operations	0.44	1.74	1.88	0.55	0.89

Dividends and distributions to common shareholders:
Net investment income	(0.43)	(0.87)	(0.87)	(0.85)	(0.21)
Net realized gains	—	—	—	(0.10)	—

Total dividends and distributions	(0.43)	(0.87)	(0.87)	(0.95)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.02)
Preferred shares	—	—	—	(0.04)	(0.09)

Total capital charges	—	—	—	(0.04)	(0.11)

Net asset value, end of period	$16.35	$16.34	$15.47	$14.46	$14.90

Market price, end of period	$17.73	$17.30	$15.34	$14.40	$15.20

TOTAL INVESTMENT RETURN[3]	5.22%	19.07%	12.79%	0.94%	2.81%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.19%[5]	1.18%	1.25%	1.17%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.24%[5]	1.20%	1.26%	1.17%	1.12%[5]
Expenses before fees waived and paid indirectly	1.71%[5]	1.67%	1.73%	1.64%	1.54%[5]
Net investment income after fees waived and paid
indirectly and before preferred share dividends	6.85%[5]	6.90%	7.15%	7.23%	5.70%[5]
Preferred share dividends	1.48%[5]	1.00%	0.47%	0.53%	0.54%[5]
Net investment income available to common shareholders	5.37%[5]	5.90%	6.68%	6.70%	5.16%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$24,705	$24,303	$23,273	$22,896	$21,321
Portfolio turnover	3%	5%	14%	18%	8%
Net assets of common shareholders, end of period (000)	$25,030	$24,966	$23,527	$21,944	$22,545
Preferred shares value outstanding, end of period (000)	$13,525	$13,525	$13,525	$13,525	$13,525
Asset coverage per preferred share, end of period	$71,277	$71,158	$68,490	$65,562	$66,674

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock Florida Insured Municipal Income Trust (“Florida Insured”), BlackRock New York Insured Municipal Income Trust (“New York Insured”) (collectively, the “Insured Trusts”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Florida Municipal Bond Trust (“Florida Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”) (collectively, the “Bond Trusts”), BlackRock Municipal Income Trust II (“Municipal Income II”), BlackRock California Municipal Income Trust II (“California Income II”) and BlackRock New York Municipal Income Trust II (“New York Income II”) (collectively, the “Income II Trusts”) (all, collectively, the “Trusts”) are organized as Delaware statutory trusts. Insured Municipal, Municipal Bond and Municipal Income II are registered as diversified closed-end management investment companies under the Investment Company Act of 1940 (the “1940 Act”), as amended. California Insured, California Bond, California Income II, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Bond, New York Income II and Virginia Bond are registered as non-diversified closed-end management investment companies under the 1940 Act.

     The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and Federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the 1940 Act, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. For this reason no Federal income tax or excise tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in Affiliates.” This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly, accrued daily and payable monthly based on an annual rate, 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses of each Trust. With respect to the Insured Trusts the waiver, as a percentage of managed assets, is as follows: 0.20% for the first 5 years of each Trust’s operations, 0.15% in year 6, 0.10% in year 7, and 0.05% in year 8. With respect to the Bond Trusts the waiver, as a percentage of managed assets, is as follows: 0.30% for the first 5 years of each Trust’s operations, 0.25% in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9 and 0.05% in year 10. With respect to the Income II Trusts the waiver, as a percentage of managed assets, is as follows: 0.15% for the first 5 years of each Trust’s operations, 0.10% in year 6 through year 7, 0.05% in year 8 through year 10.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which includes reimbursements to the Advisor for cost of employees that provide pricing, secondary market support, and compliance services to each Trust. For the six months ended February 28, 2006, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount	Trust	Amount

Insured Municipal	$12,109	Florida Bond	$1,539
Municipal Bond	4,778	Maryland Bond	970
Municipal Income II	10,245	New Jersey Bond	644
California Insured	2,407	New York Insured	1,736
California Bond	1,539	New York Bond	992
California Income II	3,530	New York Income II	2,259
Florida Insured	4,051	Virginia Bond	738

     Pursuant to the terms of each Trust’s custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments inclusive of money market fund shares and U.S. government securities, for the six months ended February 28, 2006, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Insured Municipal	$140,887,391	$159,331,453	Florida Bond	$3,778,029	$3,177,431
Municipal Bond	103,560,909	115,853,061	Maryland Bond	1,500,000	—
Municipal Income II	171,456,100	204,143,693	New Jersey Bond	—	10,000
California Insured	15,051,635	16,387,024	New York Insured	8,299,609	14,349,421
California Bond	4,962,706	5,447,990	New York Bond	6,340,348	6,578,881
California Income II	22,613,594	21,423,016	New York Income II	17,160,630	18,199,686
Florida Insured	15,800,461	14,530,342	Virginia Bond	993,600	1,020,000

     There were no purchases or sales of U.S. government securities.

Note 4. Income Tax Information

The tax character of distributions paid during the year ended August 31, 2005, were as follows:

	Year ended August 31, 2005

	Tax-exempt	Ordinary	Long-term	Total
Distributions Paid From:	Income	Income	Capital Gains	Distributions

Insured Municipal	$28,839,682	$ —	$ —	$28,839,682
Municipal Bond	12,214,805	—	—	12,214,805
Municipal Income II	26,846,073	—	—	26,846,073
California Insured	5,544,502	—	—	5,544,502
California Bond	3,711,408	—	—	3,711,408
California Income II	8,700,653	—	—	8,700,653
Florida Insured	9,225,061	—	—	9,225,061
Florida Bond	3,625,312	—	—	3,625,312
Maryland Bond	2,058,800	—	—	2,058,800
New Jersey Bond	2,487,958	—	—	2,487,958
New York Insured	6,722,546	—	—	6,722,546
New York Bond	2,908,936	—	—	2,908,936
New York Income II	5,122,610	—	—	5,122,610
Virginia Bond	1,568,927	—	—	1,568,927

     For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year-end (the Bond Trusts have a tax year-end of October 31st and the Income II Trusts have a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

	Capital Loss			Capital Loss
Trust	Carryforward Amount	Expires	Trust	Carryforward Amount	Expires

Insured Municipal	$100,796	2012	Florida Bond	$215,418	2012

Municipal Income II	$1,338,302	2011	Maryland Bond	$91,148	2012

	5,200,107	2012
	9,809,683	2013	New York Insured	$103	2012

	$16,348,092			140,352	2013

				$140,455

California Insured	$8,282	2012	New York Bond	$273,288	2012

	1,496,942	2013

	$1,505,224		New York Income II	$722,685	2012

				564,985	2013

California Bond	$789,872	2012		$1,287,670

California Income II	$1,454,313	2011	Virginia Bond	$55,382	2012

	1,163,822	2012
	3,357,448	2013

	$5,975,583

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares (“preferred shares”). At February 28, 2006, there were no shares owned by affiliates of the Advisor and the shares outstanding of each Trust were as follows:

	Common		Common
	Shares		Shares
Trust	Outstanding	Trust	Outstanding

Insured Municipal	26,203,900	Florida Bond	3,312,785
Municipal Bond	10,167,170	Maryland Bond	2,019,870
Municipal Income II	22,856,544	New Jersey Bond	2,274,620
California Insured	5,276,156	New York Insured	6,469,766
California Bond	3,356,422	New York Bond	2,706,216
California Income II	7,984,696	New York Income II	4,937,652
Florida Insured	8,734,048	Virginia Bond	1,531,266

     During the six months ended February 28, 2006, Insured Municipal, Municipal Bond, Municipal Income II, California Insured, California Bond, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Income II and Virginia Bond issued additional shares under their dividend reinvestment plans of 27,142, 26,578, 65,932, 2,293, 5,272, 5,166, 2,653, 2,966, 4,103, 10,476, 5,225 and 3,559, respectively. During the year ended August 31, 2005, Insured Municipal, Municipal Bond, Municipal Income II, California Insured, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Income II and Virginia Bond issued additional shares under their dividend reinvestment plans of 27,424, 17,537, 9,540, 5,078, 10,058, 649, 1,750, 1,151, 22,751, 2,384 and 6,691, respectively.

     As of February 28, 2006, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Insured Municipal	M7	3,053	California Income II	T7	1,439
	R7	3,053		R7	1,439
	F7	3,053	Florida Insured	M7	3,040
Municipal Bond	T7	1,810	Florida Bond	W7	1,191
	R7	1,810	Maryland Bond	R7	720
Municipal Income II	M7	2,055	New Jersey Bond	M7	809
	T7	2,056	New York Insured	R7	2,240
	W7	2,055	New York Bond	T7	968
	R7	2,056	New York Income II	W7	1,786
California Insured	F7	1,860	Virginia Bond	R7	541
California Bond	F7	1,199

     Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges and average on the preferred shares for each of the Trusts for the six months ended February 28, 2006, were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average

Insured Municipal	M7	1.48%	3.70%	2.35%	California Income II	T7	1.90%	3.50%	2.49%
	R7	1.15	3.38	2.27		R7	1.81	3.00	2.39
	F7	1.51	3.70	2.35	Florida Insured	M7	1.25	2.89	2.28
Municipal Bond	T7	1.20	3.19	2.29	Florida Bond	W7	1.00	3.25	2.29
	R7	1.48	3.38	2.37	Maryland Bond	R7	1.25	3.38	2.26
Municipal Income II	M7	2.34	3.60	2.80	New Jersey Bond	M7	1.20	3.70	2.15
	T7	2.25	3.55	2.81	New York Insured	R7	1.00	3.20	2.04
	W7	2.19	3.35	2.78	New York Bond	T7	1.00	2.90	2.07
	R7	2.00	3.55	2.79	New York Income II	W7	1.97	2.85	2.51
California Insured	F7	1.18	3.70	2.21	Virginia Bond	R7	1.48	3.38	2.27
California Bond	F7	1.10	3.70	2.16

     A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

     The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust, are not satisfied.

     The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 6. Dividends

Subsequent to February 28, 2006, the Board of each Trust declared dividends from undistributed earnings per common share payable April 3, 2006, to shareholders of record on March 5, 2006. The per share common dividends declared were as follows:

	Common Dividend		Common Dividend
Trust	Per Share	Trust	Per Share

Insured Municipal	$0.061000	Florida Bond	$0.077808
Municipal Bond	0.086375	Maryland Bond	0.071350
Municipal Income II	0.083750	New Jersey Bond	0.078582
California Insured	0.058000	New York Insured	0.058000
California Bond	0.079656	New York Bond	0.077099
California Income II	0.065500	New York Income II	0.059250
Florida Insured	0.058000	Virginia Bond	0.072428

     The dividends declared on preferred shares for the period March 1, 2006 to March 31, 2006, for each of the Trusts were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared

Insured Municipal	M7	169,625	California Income II	T7	95,895
	R7	206,230		R7	98,629
	F7	167,579	Florida Insured	M7	168,051
Municipal Bond	T7	129,451	Florida Bond	W7	84,454
	R7	132,836	Maryland Bond	R7	53,050
Municipal Income II	M7	118,409	New Jersey Bond	M7	42,788
	T7	145,688	New York Insured	R7	140,157
	W7	144,508	New York Bond	T7	59,968
	R7	145,853	New York Income II	W7	113,482
California Insured	F7	99,175	Virginia Bond	R7	39,185
California Bond	F7	68,067

Note 7. Concentration Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent, c/o Computershare Investor Services at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

ADDITIONAL INFORMATION

     BlackRock, Inc. and Merrill Lynch & Co., Inc. (“Merrill Lynch’’) announced on February 15, 2006 that they had reached an agreement to merge Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch will have a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. (“PNC’’), which currently holds a majority interest in BlackRock, Inc., will have approximately a 34% economic and voting interest. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board in order to assure its independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock, Inc. shareholders and customary conditions. In the event it is determined that the transaction would constitute an assignment of the investment management agreement between the Trusts and BlackRock Advisors, Inc. and the sub-investment advisory agreement by and among the Trusts, BlackRock Advisors, Inc. and BlackRock Financial Management, Inc., the agreements would automatically terminate upon closing of the merger and new agreements would need to be approved by the board of trustees and shareholders of the Trusts. BlackRock, Inc. believes, and is discussing its views with the staff of the Securities and Exchange Commission, that completion of the transaction should not cause an assignment of these agreements.

     The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

     During the period, there were no material changes in the Trusts’ investment objectives or policies or to their charters or by-laws that have not been approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert—Director of the Advisor and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

[This Page Intentionally Left Blank]

BlackRock Closed-End Funds

Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	Computershare Trust Company, N.A.
Andrew F. Brimmer, Lead Trustee	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800)\ 699-1BFM
Frank J. Fabozzi	Auction Agent[2]
Kathleen F. Feldstein	Bank of New York
R. Glenn Hubbard	101 Barclay Street, 7 West
Robert S. Kapito	New York, NY 10286
James Clayburn La Force, Jr.[1]	Auction Agent[3]
Walter F. Mondale[1]	Deutsche Bank Trust Company Americas
Officers	60 Wall Street, 8th Floor
Robert S. Kapito, President	New York, NY 10286
Henry Gabbay, Treasurer	Independent Registered Public Accounting Firm
Bartholomew Battista, Chief Compliance Officer	Deloitte & Touche LLP
Anne Ackerley, Vice President	200 Berkeley Street
Kevin M. Klingert, Vice President	Boston, MA 02116
James Kong, Assistant Treasurer	Legal Counsel
Vincent B. Tritto, Secretary	Skadden, Arps, Slate, Meagher & Flom LLP
Brian P. Kindelan, Assistant Secretary	4 Times Square
Investment Advisor	New York, NY 10036
BlackRock Advisors, Inc.	Legal Counsel – Independent Trustees
100 Bellevue Parkway	Debevoise & Plimpton LLP
Wilmington, DE 19809	919 Third Avenue
(800) 227-7BFM	New York, NY 10022
Sub-Advisor
BlackRock Financial Management, Inc.	This report is for shareholder information. This is not a prospec-
40 East 52nd Street	tus intended for use in the purchase or sale of Trust shares.
New York, NY 10022	Statements and other information contained in this report are as
Accounting Agent and Custodian	dated and are subject to change.
State Street Bank and Trust Company
2 Avenue De Lafayette	BlackRock Closed-End Funds
Boston, MA 02111	c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
[1] Retired from the Board of Trustees on February 23, 2006.	(800) 227-7BFM
[2] For the Insured Trusts and Bond Trusts.
[3] For the Income II Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained upon request, without charge, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-1

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable because no applicable matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           BlackRock Florida Municipal Bond Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay
Title: Treasurer
Date: May 5, 2006

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito
Title: Principal Executive
Officer Date: May 5, 2006

By:	/s/ Henry Gabbay

Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 5, 2006